UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

FT Raymond James
Multicap Growth Equity ETF
RJMG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Raymond James Multicap Growth Equity ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RJMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Raymond James Multicap Growth Equity ETF	$47	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$13,351,182
Total number of portfolio holdings	40
Portfolio turnover rate	67%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Micron Technology, Inc.	3.6%
Ciena Corp.	3.6%
Natera, Inc.	3.3%
Alphabet, Inc., Class A	3.1%
Welltower, Inc.	3.0%
CommScope Holding Co., Inc.	2.9%
Fair Isaac Corp.	2.8%
Newmont Corp.	2.8%
Onestream, Inc.	2.7%
CareTrust REIT, Inc.	2.7%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025.
On October 20, 2025, the Board of Trustees of the Trust (the “Board”) voted to terminate and liquidate RJMG pursuant to a Plan of Liquidation and Termination approved by the Board. The Board determined that the termination and liquidation of RJMG was in the best interests of RJMG. RJMG liquidated as a series of the Trust on January 16, 2026.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RJMG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Raymond James Multicap Growth Equity ETF (RJMG)

FT Vest U.S. Equity Uncapped Accelerator ETF - January
UXJA | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - January (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - January	$47	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$5,170,667
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.4%
Purchased Options	111.7%
Written Options	(13.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)

FT Vest Emerging Markets
Buffer ETF - March
TMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - March (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - March	$51	0.96%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$3,389,183
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	106.0%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/TMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - March (TMAR)

FT Vest U.S. Equity Equal Weight Buffer ETF - March
RSMR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - March (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - March	$45	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$6,523,228
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.7%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSMR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)

FT Vest U.S. Equity Uncapped Accelerator ETF - April
UXAP | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - April (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - April	$47	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$7,798,773
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.5%
Purchased Options	122.4%
Written Options	(23.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
FT Vest Emerging Markets Buffer ETF - June
TJUN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - June (the “Fund”) for the period of June 20, 2025 (commencement of investment operations) to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - June	$45(1)	0.95%(2)
(1)	The Fund commenced investment operations on June 20, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$2,207,679
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	104.8%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/TJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - June (TJUN)

FT Vest U.S. Equity Equal Weight Buffer ETF - June
RSJN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - June (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - June	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$25,487,844
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.0%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSJN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
FT Vest U.S. Equity Uncapped Accelerator ETF - July
UXJL | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - July (the “Fund”) for the period of July 18, 2025 (commencement of investment operations) to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - July	$33(1)	0.85%(2)
(1)	The Fund commenced investment operations on July 18, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$9,906,370
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.9%
Purchased Options	110.6%
Written Options	(12.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
FT Vest U.S. Equity Dual Directional Buffer ETF - August
DLAG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - August (the “Fund”) for the period of September 19, 2025 (commencement of investment operations) to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DLAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - August	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 19, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$20,190,746
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	115.0%
Written Options	(15.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DLAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)

FT Vest Emerging Markets
Buffer ETF - September
TSEP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - September (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - September	$51	0.96%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$15,201,724
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.3%
Written Options	(4.4%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/TSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - September (TSEP)

FT Vest U.S. Equity Equal Weight Buffer ETF - September
RSSE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - September (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSSE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$27,558,295
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.4%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSSE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

FT Vest U.S. Equity Buffer & Digital Return ETF - October
DGOC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Digital Return ETF - October (the “Fund”) for the period of October 17, 2025 (commencement of investment operations) to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DGOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Digital Return ETF - October	$11(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 17, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$3,092,307
Total number of portfolio holdings	7
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	173.7%
Written Options	(74.8%)
Net Other Assets and Liabilities	0.5%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DGOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)

FT Vest U.S. Equity Uncapped Accelerator ETF - October
UXOC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - October (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - October	$47	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$46,361,603
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.3%
Purchased Options	107.7%
Written Options	(9.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

FT Vest U.S. Equity Dual Directional Buffer ETF - November
DLNV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - November (the “Fund”) for the period of November 21, 2025 (commencement of investment operations) to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DLNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - November	$2(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 21, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$3,095,580
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	118.7%
Written Options	(19.8%)
Net Other Assets and Liabilities	0.6%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DLNV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)

FT Vest Emerging Markets
Buffer ETF - December
TDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - December (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - December	$53	1.00%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$2,367,231
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	106.1%
Written Options	(6.4%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/TDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - December (TDEC)

FT Vest U.S. Equity Equal Weight
Buffer ETF - December
RSDE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - December (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - December	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$13,033,921
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	99.8%
Written Options	(0.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSDE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
DHDG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	$45	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$38,089,013
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	100.5%
Written Options	(1.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
FHDG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	$44	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$68,166,114
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.3%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/FHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

FT Vest U.S. Equity Max
Buffer ETF - January
JANM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - January (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JANM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - January	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$31,157,201
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	107.5%
Written Options	(7.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JANM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - January (JANM)
FT Vest U.S. Equity Max
Buffer ETF - February
FEBM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - February (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FEBM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - February	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$52,090,476
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	108.1%
Written Options	(8.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/FEBM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)

FT Vest U.S. Equity Max
Buffer ETF - March
MARM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$128,190,213
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	114.8%
Written Options	(15.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MARM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - March (MARM)
FT Vest U.S. Equity Max Buffer ETF - April
APXM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - April (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/APXM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - April	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$6,947,663
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Money Market Funds	0.6%
Purchased Options	123.1%
Written Options	(23.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/APXM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - April (APXM)

FT Vest U.S. Equity Max Buffer ETF - May
MAYM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - May (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/MAYM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$19,218,208
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	110.9%
Written Options	(11.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/MAYM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)

FT Vest U.S. Equity Max Buffer ETF - June
JUNM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - June (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JUNM . You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - June	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$63,859,595
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.5%
Written Options	(12.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JUNM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)

FT Vest U.S. Equity Max Buffer ETF - July
JULM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - July (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JULM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$29,250,280
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	107.4%
Written Options	(8.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JULM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - July (JULM)

FT Vest U.S. Equity Max
Buffer ETF - August
AUGM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - August (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/AUGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$36,404,478
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	106.2%
Written Options	(7.0%)
Net Other Assets and Liabilities	0.8%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/AUGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)

FT Vest U.S. Equity Max
Buffer ETF - September
SEPM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - September (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SEPM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - September	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$29,296,999
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.5%
Written Options	(5.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/SEPM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)

FT Vest U.S. Equity Max Buffer
ETF - October
OCTM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - October (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/OCTM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - October	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$30,953,264
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.9%
Written Options	(5.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/OCTM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

FT Vest U.S. Equity Max Buffer
ETF - November
NOVM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - November (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/NOVM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - November	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$21,309,053
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	106.0%
Written Options	(6.9%)
Net Other Assets and Liabilities	0.2%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/NOVM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)

FT Vest U.S. Equity Max
Buffer ETF - December
DECM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - December (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DECM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - December	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$33,462,466
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	107.7%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DECM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - December (DECM)

FT Vest U.S. Equity Quarterly Max
Buffer ETF
SQMX | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SQMX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Max Buffer ETF	$44	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$32,233,556
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	100.4%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/SQMX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
FT Vest Laddered Max Buffer ETF
BUFH | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Laddered Max Buffer ETF (the “Fund”) for the period of June 24, 2025 (commencement of investment operations) to November 30, 2025. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/BUFH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Max Buffer ETF	$4(1)	0.10%(2) (3)
(1)	The Fund commenced investment operations on June 24, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(3)	Annualized.
KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$16,567,559
Total number of portfolio holdings	13
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/BUFH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Max Buffer ETF (BUFH)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VIII (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended November 30, 2025

First Trust Exchange-Traded Fund VIII

FT Raymond James Multicap Growth Equity ETF (RJMG)

FT Raymond James Multicap Growth Equity ETF (RJMG)
Semi-Annual Financial Statements and Other Information
November 30, 2025
Performance and Risk Disclosure
There is no assurance that FT Raymond James Multicap Growth Equity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 3.3%
1,847	Natera, Inc. (a)	$441,082
	Communications Equipment — 6.5%
2,367	Ciena Corp. (a)	483,365
19,611	CommScope Holding Co., Inc. (a)	387,121
		870,486
	Consumer Staples Distribution & Retail — 4.9%
339	Costco Wholesale Corp.	309,707
3,118	Walmart, Inc.	344,570
		654,277
	Electronic Equipment, Instruments & Components — 2.4%
1,522	Jabil, Inc.	320,701
	Entertainment — 2.1%
461	Spotify Technology S.A. (a)	276,079
	Financial Services — 7.2%
551	Mastercard, Inc., Class A	303,342
9,815	Paymentus Holdings, Inc., Class A (a)	340,777
951	Visa, Inc., Class A	318,052
		962,171
	Ground Transportation — 2.2%
3,296	Uber Technologies, Inc. (a)	288,532
	Health Care Equipment & Supplies — 4.8%
3,248	Boston Scientific Corp. (a)	329,932
961	Insulet Corp. (a)	314,430
		644,362
	Health Care REITs — 5.7%
9,469	CareTrust REIT, Inc.	355,372
1,943	Welltower, Inc.	404,571
		759,943
	Health Care Technology — 1.7%
4,489	Doximity, Inc., Class A (a)	230,914
	Hotels, Restaurants & Leisure — 1.8%
1,233	DoorDash, Inc., Class A (a)	244,590
	Insurance — 4.9%
1,656	Allstate (The) Corp.	352,695
1,322	Progressive (The) Corp.	302,460
		655,155
Shares	Description	Value

	Interactive Media & Services — 5.1%
1,285	Alphabet, Inc., Class A	$411,431
419	Meta Platforms, Inc., Class A	271,491
		682,922
	Metals & Mining — 5.3%
19,755	Coeur Mining, Inc. (a)	341,169
4,070	Newmont Corp.	369,271
		710,440
	Semiconductors & Semiconductor Equipment — 16.1%
1,325	Analog Devices, Inc.	351,576
4,905	Lattice Semiconductor Corp. (a)	344,380
2,048	Micron Technology, Inc.	484,311
376	Monolithic Power Systems, Inc.	348,992
1,466	NXP Semiconductors N.V.	285,782
1,126	SiTime Corp. (a)	335,210
		2,150,251
	Software — 18.5%
1,625	Check Point Software Technologies Ltd. (a)	303,501
207	Fair Isaac Corp. (a)	373,807
1,334	Guidewire Software, Inc. (a)	288,117
639	HubSpot, Inc. (a)	234,718
632	Microsoft Corp.	310,950
17,260	Onestream, Inc. (a)	359,526
1,349	Salesforce, Inc.	310,999
347	ServiceNow, Inc. (a)	281,906
		2,463,524
	Specialty Retail — 2.5%
623	Ulta Beauty, Inc. (a)	335,691
	Technology Hardware, Storage & Peripherals — 2.5%
2,528	Dell Technologies, Inc., Class C	337,109
	Textiles, Apparel & Luxury Goods — 2.5%
2,981	Tapestry, Inc.	325,764

	Total Investments — 100.0%	13,353,993
	(Cost $11,907,540)
	Net Other Assets and Liabilities — (0.0)%	(2,811)
	Net Assets — 100.0%	$13,351,182

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,353,993	$13,353,993	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$13,353,993
Cash	4,250
Dividends receivable	2,208
Total Assets	13,360,451

LIABILITIES:
Investment advisory fees payable	9,269
Total Liabilities	9,269
NET ASSETS	$13,351,182

NET ASSETS consist of:
Paid-in capital	$11,800,394
Par value	5,000
Accumulated distributable earnings (loss)	1,545,788
NET ASSETS	$13,351,182
NET ASSET VALUE, per share	$26.70
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002
Investments, at cost	$11,907,540
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statement of Operations
For the Six Months Ended November 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$33,263
Foreign withholding tax	(245)
Total investment income	33,018

EXPENSES:
Investment advisory fees	58,099
Other expenses	976
Total expenses	59,075
NET INVESTMENT INCOME (LOSS)	(26,057)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(529,650)
In-kind redemptions	1,804,746
Net realized gain (loss)	1,275,096
Net change in unrealized appreciation (depreciation) on investments	780,885
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,055,981
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,029,924
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statements of Changes in Net Assets

	Six Months Ended 11/30/2025 (Unaudited)	Year Ended 5/31/2025
OPERATIONS:
Net investment income (loss)	$(26,057)	$(43,398)
Net realized gain (loss)	1,275,096	(175,701)
Net change in unrealized appreciation (depreciation)	780,885	727,227
Net increase (decrease) in net assets resulting from operations	2,029,924	508,128

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,519,870	8,166,672
Cost of shares redeemed	(8,818,784)	(4,577,669)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,298,914)	3,589,003
Total increase (decrease) in net assets	731,010	4,097,131

NET ASSETS:
Beginning of period	12,620,172	8,523,041
End of period	$13,351,182	$12,620,172

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	400,002
Shares sold	300,000	350,000
Shares redeemed	(350,000)	(200,000)
Shares outstanding, end of period	500,002	550,002
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 11/30/2025 (Unaudited)	Year Ended 5/31/2025	Period Ended 5/31/2024 (a)

Net asset value, beginning of period	$22.95	$21.31	$19.96
Income from investment operations:
Net investment income (loss) (b)	(0.05)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	3.80	1.73	1.38
Total from investment operations	3.75	1.64	1.35
Net asset value, end of period	$26.70	$22.95	$21.31
Total return (c)	16.34%	7.70%	6.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,351	$12,620	$8,523
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.38)% (d)	(0.39)%	(0.37)% (d)
Portfolio turnover rate (f)	67%	145%	34%

(a)	Inception date is January 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Raymond James Multicap Growth Equity ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “RJMG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies, as identified by the Fund’s sub-advisor, Raymond James & Associates, Inc. (“Raymond James” or the “Sub-Advisor”). There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended May 31, 2025.
As of May 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(25,179)
Accumulated capital and other gain (loss)	(1,025,132)
Net unrealized appreciation (depreciation)	566,175
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended 2024 and 2025 remain open to federal and state audit. As of November 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At May 31, 2025, for federal income tax purposes, the Fund had $1,025,132 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended May 31, 2025, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$25,179	$—

As of November 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$11,907,540	$1,828,753	$(382,300)	$1,446,453
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s portfolio based on recommendations provided by the Sub-Advisor and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion up to and including $15 billion	0.76500%
Fund net assets greater than $15 billion	0.72250%
The Trust, on behalf of the Fund, and First Trust have retained Raymond James to serve as non-discretionary investment sub-advisor pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”). In this capacity, Raymond James is responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the Fund’s portfolio. Pursuant to the Sub-Advisory Agreement, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees. The Sub-Advisor receives a sub-advisory fee equal to an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended November 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $9,152,040 and $9,182,758, respectively.
For the six months ended November 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $7,518,112 and $8,809,894, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 30, 2026.

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On October 20, 2025, the Board of Trustees of the Trust (the “Board”) voted to terminate and liquidate RJMG pursuant to a Plan of Liquidation and Termination approved by the Board. The Board determined that the termination and liquidation of RJMG was in the best interests of RJMG. RJMG liquidated as a series of the Trust on January 16, 2026.

Other Information
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended November 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Raymond James Multicap Growth Equity ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Raymond James & Associates, Inc. (the “Sub-Advisor”). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined that the

Other Information (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the April 22, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor’s day-to-day management of the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest,

Other Information (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. Because the Fund commenced operations on January 17, 2024 and therefore has a limited performance history, comparative performance information for the Fund was not reviewed.
On the basis of all the information provided on the unitary fee of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the period from inception through December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statements that it provides model manager advisory services to the Advisor, and that given the nature of its model delivery services and compensation arrangement, economies of scale are not applicable. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it and/or its affiliates have relationships with the Advisor for multiple different product lines around the firm and outside of the Fund, and that the Sub-Advisor believes the Advisor’s name recognition with the advisor network at the Sub-Advisor’s parent company will benefit the marketing and distribution of the Fund. The Board also noted that the Sub-Advisor acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.

Other Information (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2025 (Unaudited)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Semi-Annual Financial Statements and Other Information
For the Period Ended November 30, 2025

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
FT Vest Emerging Markets Buffer ETF - March (TMAR)
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
FT Vest Emerging Markets Buffer ETF - June (TJUN)
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
FT Vest Emerging Markets Buffer ETF - September (TSEP)
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
FT Vest Emerging Markets Buffer ETF - December (TDEC)
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
November 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
70,284	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$70,284
	(Cost $70,284)
	Total Investments — 1.4%	70,284
	(Cost $70,284)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.7%
	Call Options Purchased — 111.7%
75	SPDR® S&P 500® ETF Trust	$5,125,425	$11.95	01/16/26	5,025,512
96	SPDR® S&P 500® ETF Trust	6,560,544	609.53	01/16/26	749,510
	Total Purchased Options				5,775,022
	(Cost $4,651,812)
WRITTEN OPTIONS — (13.0)%
	Call Options Written — (13.0)%
(75)	SPDR® S&P 500® ETF Trust	(5,125,425)	597.58	01/16/26	(671,521)
	(Premiums received $299,475)
	Net Other Assets and Liabilities — (0.1)%				(3,118)
	Net Assets — 100.0%				$5,170,667

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$70,284	$70,284	$—	$—
Purchased Options	5,775,022	—	5,775,022	—
Total	$5,845,306	$70,284	$5,775,022	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(671,521)	$—	$(671,521)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - March (TMAR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
20,498	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$20,498
	(Cost $20,498)
	Total Investments — 0.6%	20,498
	(Cost $20,498)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 105.5%
672	iShares MSCI Emerging Markets ETF	$3,650,304	$0.45	03/20/26	3,577,392
	(Cost $3,044,309)
	Put Options Purchased — 0.5%
672	iShares MSCI Emerging Markets ETF	3,650,304	44.58	03/20/26	15,510
	(Cost $151,797)
	Total Purchased Options				3,592,902
	(Cost $3,196,106)
WRITTEN OPTIONS — (6.5)%
	Call Options Written — (6.3)%
(672)	iShares MSCI Emerging Markets ETF	(3,650,304)	52.30	03/20/26	(213,863)
	(Premiums received $45,548)
	Put Options Written — (0.2)%
(672)	iShares MSCI Emerging Markets ETF	(3,650,304)	40.12	03/20/26	(8,441)
	(Premiums received $62,795)
	Total Written Options				(222,304)
	(Premiums received $108,343)
	Net Other Assets and Liabilities — (0.1)%				(1,913)
	Net Assets — 100.0%				$3,389,183

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$20,498	$20,498	$—	$—
Purchased Options	3,592,902	—	3,592,902	—
Total	$3,613,400	$20,498	$3,592,902	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(222,304)	$—	$(222,304)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
39,816	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$39,816
	(Cost $39,816)
	Total Investments — 0.6%	39,816
	(Cost $39,816)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 100.6%
348	Invesco S&P 500® Equal Weight ETF	$6,665,244	$1.74	03/20/26	6,560,896
	(Cost $5,759,335)
	Put Options Purchased — 1.1%
348	Invesco S&P 500® Equal Weight ETF	6,665,244	173.84	03/20/26	74,528
	(Cost $478,668)
	Total Purchased Options				6,635,424
	(Cost $6,238,003)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (1.6)%
(348)	Invesco S&P 500® Equal Weight ETF	(6,665,244)	197.93	03/20/26	(108,033)
	(Premiums received $53,675)
	Put Options Written — (0.6)%
(348)	Invesco S&P 500® Equal Weight ETF	(6,665,244)	156.46	03/20/26	(39,822)
	(Premiums received $212,604)
	Total Written Options				(147,855)
	(Premiums received $266,279)
	Net Other Assets and Liabilities — (0.1)%				(4,157)
	Net Assets — 100.0%				$6,523,228

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$39,816	$39,816	$—	$—
Purchased Options	6,635,424	—	6,635,424	—
Total	$6,675,240	$39,816	$6,635,424	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(147,855)	$—	$(147,855)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
113,175	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$113,175
	(Cost $113,175)
	Total Investments — 1.5%	113,175
	(Cost $113,175)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 122.4%
	Call Options Purchased — 122.4%
112	SPDR® S&P 500® ETF Trust	$7,653,968	$10.53	04/17/26	7,505,280
131	SPDR® S&P 500® ETF Trust	8,952,409	536.94	04/17/26	2,042,393
	Total Purchased Options				9,547,673
	(Cost $6,823,288)
WRITTEN OPTIONS — (23.8)%
	Call Options Written — (23.8)%
(112)	SPDR® S&P 500® ETF Trust	(7,653,968)	526.41	04/17/26	(1,857,979)
	(Premiums received $716,169)
	Net Other Assets and Liabilities — (0.1)%				(4,096)
	Net Assets — 100.0%				$7,798,773

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$113,175	$113,175	$—	$—
Purchased Options	9,547,673	—	9,547,673	—
Total	$9,660,848	$113,175	$9,547,673	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,857,979)	$—	$(1,857,979)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - June (TJUN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
19,119	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$19,119
	(Cost $19,119)
	Total Investments — 0.9%	19,119
	(Cost $19,119)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 103.4%
432	iShares MSCI Emerging Markets ETF	$2,346,624	$0.46	06/18/26	2,282,882
	(Cost $2,014,091)
	Put Options Purchased — 1.4%
432	iShares MSCI Emerging Markets ETF	2,346,624	46.33	06/18/26	29,726
	(Cost $85,053)
	Total Purchased Options				2,312,608
	(Cost $2,099,144)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (4.8)%
(432)	iShares MSCI Emerging Markets ETF	(2,346,624)	55.06	06/18/26	(106,536)
	(Premiums received $37,475)
	Put Options Written — (0.8)%
(432)	iShares MSCI Emerging Markets ETF	(2,346,624)	41.70	06/18/26	(16,044)
	(Premiums received $41,279)
	Total Written Options				(122,580)
	(Premiums received $78,754)
	Net Other Assets and Liabilities — (0.1)%				(1,468)
	Net Assets — 100.0%				$2,207,679

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$19,119	$19,119	$—	$—
Purchased Options	2,312,608	—	2,312,608	—
Total	$2,331,727	$19,119	$2,312,608	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(122,580)	$—	$(122,580)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
199,360	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$199,360
	(Cost $199,360)
	Total Investments — 0.8%	199,360
	(Cost $199,360)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 99.8%
1,356	Invesco S&P 500® Equal Weight ETF	$25,971,468	$1.78	06/18/26	25,430,736
	(Cost $23,695,233)
	Put Options Purchased — 2.2%
1,356	Invesco S&P 500® Equal Weight ETF	25,971,468	177.65	06/18/26	574,578
	(Cost $1,226,576)
	Total Purchased Options				26,005,314
	(Cost $24,921,809)
WRITTEN OPTIONS — (2.7)%
	Call Options Written — (1.5)%
(1,356)	Invesco S&P 500® Equal Weight ETF	(25,971,468)	205.70	06/18/26	(389,213)
	(Premiums received $258,244)
	Put Options Written — (1.2)%
(1,356)	Invesco S&P 500® Equal Weight ETF	(25,971,468)	159.89	06/18/26	(312,368)
	(Premiums received $627,405)
	Total Written Options				(701,581)
	(Premiums received $885,649)
	Net Other Assets and Liabilities — (0.1)%				(15,249)
	Net Assets — 100.0%				$25,487,844

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$199,360	$199,360	$—	$—
Purchased Options	26,005,314	—	26,005,314	—
Total	$26,204,674	$199,360	$26,005,314	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(701,581)	$—	$(701,581)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
183,906	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$183,906
	(Cost $183,906)
	Total Investments — 1.9%	183,906
	(Cost $183,906)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.6%
	Call Options Purchased — 110.6%
144	SPDR® S&P 500® ETF Trust	$9,840,816	$12.55	07/17/26	9,601,116
180	SPDR® S&P 500® ETF Trust	12,301,020	640.13	07/17/26	1,351,006
	Total Purchased Options				10,952,122
	(Cost $9,786,523)
WRITTEN OPTIONS — (12.4)%
	Call Options Written — (12.4)%
(144)	SPDR® S&P 500® ETF Trust	(9,840,816)	627.58	07/17/26	(1,223,644)
	(Premiums received $821,525)
	Net Other Assets and Liabilities — (0.1)%				(6,014)
	Net Assets — 100.0%				$9,906,370

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$183,906	$183,906	$—	$—
Purchased Options	10,952,122	—	10,952,122	—
Total	$11,136,028	$183,906	$10,952,122	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,223,644)	$—	$(1,223,644)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
205,494	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$205,494
	(Cost $205,494)
	Total Investments — 1.0%	205,494
	(Cost $205,494)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.0%
	Call Options Purchased — 99.7%
299	SPDR® S&P 500® ETF Trust	$20,433,361	$6.67	08/21/26	20,119,420
	(Cost $19,646,882)
	Put Options Purchased — 15.3%
1,196	SPDR® S&P 500® ETF Trust	81,733,444	580.74	08/21/26	1,482,609
598	SPDR® S&P 500® ETF Trust	40,866,722	663.73	08/21/26	1,613,518
	Total Put Options Purchased				3,096,127
	(Cost $3,865,775)
	Total Purchased Options				23,215,547
	(Cost $23,512,657)
WRITTEN OPTIONS — (15.9)%
	Call Options Written — (3.1)%
(299)	SPDR® S&P 500® ETF Trust	(20,433,361)	734.38	08/21/26	(619,244)
	(Premiums received $525,886)
	Put Options Written — (12.8)%
(1,794)	SPDR® S&P 500® ETF Trust	(122,600,166)	597.34	08/21/26	(2,597,766)
	(Premiums received $3,302,113)
	Total Written Options				(3,217,010)
	(Premiums received $3,827,999)
	Net Other Assets and Liabilities — (0.1)%				(13,285)
	Net Assets — 100.0%				$20,190,746

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$205,494	$205,494	$—	$—
Purchased Options	23,215,547	—	23,215,547	—
Total	$23,421,041	$205,494	$23,215,547	$—

See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,217,010)	$—	$(3,217,010)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
161,146	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$161,146
	(Cost $161,146)
	Total Investments — 1.1%	161,146
	(Cost $161,146)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 98.1%
2,833	iShares MSCI Emerging Markets ETF	$15,388,856	$0.53	09/18/26	14,912,912
	(Cost $14,886,612)
	Put Options Purchased — 5.2%
2,833	iShares MSCI Emerging Markets ETF	15,388,856	53.01	09/18/26	787,574
	(Cost $845,588)
	Total Purchased Options				15,700,486
	(Cost $15,732,200)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (2.0)%
(2,833)	iShares MSCI Emerging Markets ETF	(15,388,856)	62.12	09/18/26	(300,298)
	(Premiums received $291,981)
	Put Options Written — (2.4)%
(2,833)	iShares MSCI Emerging Markets ETF	(15,388,856)	47.71	09/18/26	(365,457)
	(Premiums received $400,540)
	Total Written Options				(665,755)
	(Premiums received $692,521)
	Net Other Assets and Liabilities — 0.0%				5,847
	Net Assets — 100.0%				$15,201,724

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$161,146	$161,146	$—	$—
Purchased Options	15,700,486	—	15,700,486	—
Total	$15,861,632	$161,146	$15,700,486	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(665,755)	$—	$(665,755)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
298,403	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$298,403
	(Cost $298,403)
	Total Investments — 1.1%	298,403
	(Cost $298,403)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 98.1%
1,446	Invesco S&P 500® Equal Weight ETF	$27,695,238	$1.89	09/18/26	27,039,506
	(Cost $26,820,404)
	Put Options Purchased — 4.3%
1,446	Invesco S&P 500® Equal Weight ETF	27,695,238	189.21	09/18/26	1,190,983
	(Cost $1,314,263)
	Total Purchased Options				28,230,489
	(Cost $28,134,667)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (1.1)%
(1,446)	Invesco S&P 500® Equal Weight ETF	(27,695,238)	216.78	09/18/26	(309,574)
	(Premiums received $58,354)
	Put Options Written — (2.3)%
(1,446)	Invesco S&P 500® Equal Weight ETF	(27,695,238)	170.29	09/18/26	(643,484)
	(Premiums received $973,857)
	Total Written Options				(953,058)
	(Premiums received $1,032,211)
	Net Other Assets and Liabilities — (0.1)%				(17,539)
	Net Assets — 100.0%				$27,558,295

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$298,403	$298,403	$—	$—
Purchased Options	28,230,489	—	28,230,489	—
Total	$28,528,892	$298,403	$28,230,489	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(953,058)	$—	$(953,058)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
16,969	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$16,969
	(Cost $16,969)
	Total Investments — 0.6%	16,969
	(Cost $16,969)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 173.7%
	Call Options Purchased — 169.1%
46	SPDR® S&P 500® ETF Trust	$3,143,594	$6.61	10/16/26	3,089,030
162	SPDR® S&P 500® ETF Trust	11,070,918	581.31	10/16/26	2,141,055
	Total Call Options Purchased				5,230,085
	(Cost $5,050,069)
	Put Options Purchased — 4.6%
46	SPDR® S&P 500® ETF Trust	3,143,594	664.36	10/16/26	142,459
	(Cost $164,446)
	Total Purchased Options				5,372,544
	(Cost $5,214,515)
WRITTEN OPTIONS — (74.8)%
	Call Options Written — (72.2)%
(162)	SPDR® S&P 500® ETF Trust	(11,070,918)	597.92	10/16/26	(1,919,705)
(46)	SPDR® S&P 500® ETF Trust	(3,143,594)	664.36	10/16/26	(311,594)
	Total Call Options Written				(2,231,299)
	(Premiums received $2,081,781)
	Put Options Written — (2.6)%
(46)	SPDR® S&P 500® ETF Trust	(3,143,594)	597.92	10/16/26	(81,025)
	(Premiums received $94,987)
	Total Written Options				(2,312,324)
	(Premiums received $2,176,768)
	Net Other Assets and Liabilities — 0.5%				15,118
	Net Assets — 100.0%				$3,092,307

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$16,969	$16,969	$—	$—
Purchased Options	5,372,544	—	5,372,544	—
Total	$5,389,513	$16,969	$5,372,544	$—

See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,312,324)	$—	$(2,312,324)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.3%
1,034,571	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,034,571
	(Cost $1,034,571)
	Total Investments — 2.3%	1,034,571
	(Cost $1,034,571)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.7%
	Call Options Purchased — 107.7%
678	SPDR® S&P 500® ETF Trust	$46,333,842	$13.29	10/16/26	45,092,539
829	SPDR® S&P 500® ETF Trust	56,653,031	677.68	10/16/26	4,853,430
	Total Purchased Options				49,945,969
	(Cost $48,078,776)
WRITTEN OPTIONS — (9.9)%
	Call Options Written — (9.9)%
(678)	SPDR® S&P 500® ETF Trust	(46,333,842)	664.39	10/16/26	(4,591,185)
	(Premiums received $4,004,755)
	Net Other Assets and Liabilities — (0.1)%				(27,752)
	Net Assets — 100.0%				$46,361,603

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,034,571	$1,034,571	$—	$—
Purchased Options	49,945,969	—	49,945,969	—
Total	$50,980,540	$1,034,571	$49,945,969	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,591,185)	$—	$(4,591,185)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
17,106	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$17,106
	(Cost $17,106)
	Total Investments — 0.5%	17,106
	(Cost $17,106)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.7%
	Call Options Purchased — 99.8%
46	SPDR® S&P 500® ETF Trust	$3,143,594	$6.62	11/20/26	3,090,313
	(Cost $3,026,359)
	Put Options Purchased — 18.9%
184	SPDR® S&P 500® ETF Trust	12,574,376	576.68	11/20/26	294,812
92	SPDR® S&P 500® ETF Trust	6,287,188	659.06	11/20/26	288,853
	Total Put Options Purchased				583,665
	(Cost $684,981)
	Total Purchased Options				3,673,978
	(Cost $3,711,340)
WRITTEN OPTIONS — (19.8)%
	Call Options Written — (3.4)%
(46)	SPDR® S&P 500® ETF Trust	(3,143,594)	751.13	11/20/26	(105,114)
	(Premiums received $91,144)
	Put Options Written — (16.4)%
(276)	SPDR® S&P 500® ETF Trust	(18,861,564)	593.16	11/20/26	(507,454)
	(Premiums received $595,736)
	Total Written Options				(612,568)
	(Premiums received $686,880)
	Net Other Assets and Liabilities — 0.6%				17,064
	Net Assets — 100.0%				$3,095,580

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$17,106	$17,106	$—	$—
Purchased Options	3,673,978	—	3,673,978	—
Total	$3,691,084	$17,106	$3,673,978	$—

See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(612,568)	$—	$(612,568)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - December (TDEC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
7,768	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$7,768
	(Cost $7,768)
	Total Investments — 0.3%	7,768
	(Cost $7,768)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.1%
	Call Options Purchased — 106.1%
472	iShares MSCI Emerging Markets ETF	$2,563,904	$0.42	12/19/25	2,510,941
	(Cost $2,105,854)
	Put Options Purchased — 0.0%
472	iShares MSCI Emerging Markets ETF	2,563,904	42.27	12/19/25	562
	(Cost $141,385)
	Total Purchased Options				2,511,503
	(Cost $2,247,239)
WRITTEN OPTIONS — (6.4)%
	Call Options Written — (6.4)%
(472)	iShares MSCI Emerging Markets ETF	(2,563,904)	50.69	12/19/25	(150,941)
	(Premiums received $19,567)
	Put Options Written — (0.0)%
(472)	iShares MSCI Emerging Markets ETF	(2,563,904)	38.04	12/19/25	(307)
	(Premiums received $21,450)
	Total Written Options				(151,248)
	(Premiums received $41,017)
	Net Other Assets and Liabilities — (0.0)%				(792)
	Net Assets — 100.0%				$2,367,231

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,768	$7,768	$—	$—
Purchased Options	2,511,503	—	2,511,503	—
Total	$2,519,271	$7,768	$2,511,503	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(151,248)	$—	$(151,248)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
53,130	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$53,130
	(Cost $53,130)
	Total Investments — 0.4%	53,130
	(Cost $53,130)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.6%
684	Invesco S&P 500® Equal Weight ETF	$13,100,652	$1.77	12/19/25	12,980,637
	(Cost $12,011,937)
	Put Options Purchased — 0.2%
684	Invesco S&P 500® Equal Weight ETF	13,100,652	176.66	12/19/25	19,528
	(Cost $567,973)
	Total Purchased Options				13,000,165
	(Cost $12,579,910)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(684)	Invesco S&P 500® Equal Weight ETF	(13,100,652)	201.69	12/19/25	(6,874)
	(Premiums received $109,428)
	Put Options Written — (0.0)%
(684)	Invesco S&P 500® Equal Weight ETF	(13,100,652)	158.99	12/19/25	(4,104)
	(Premiums received $225,046)
	Total Written Options				(10,978)
	(Premiums received $334,474)
	Net Other Assets and Liabilities — (0.1)%				(8,396)
	Net Assets — 100.0%				$13,033,921

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$53,130	$53,130	$—	$—
Purchased Options	13,000,165	—	13,000,165	—
Total	$13,053,295	$53,130	$13,000,165	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,978)	$—	$(10,978)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
373,826	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$373,826
	(Cost $373,826)
	Total Investments — 1.0%	373,826
	(Cost $373,826)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 99.8%
563	SPDR® S&P 500® ETF Trust	$38,474,857	$6.64	01/16/26	38,021,986
	(Cost $36,949,292)
	Put Options Purchased — 0.7%
563	SPDR® S&P 500® ETF Trust	38,474,857	647.78	01/16/26	271,501
	(Cost $827,212)
	Total Purchased Options				38,293,487
	(Cost $37,776,504)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.3)%
(563)	SPDR® S&P 500® ETF Trust	(38,474,857)	695.42	01/16/26	(499,798)
	(Premiums received $511,601)
	Put Options Written — (0.1)%
(563)	SPDR® S&P 500® ETF Trust	(38,474,857)	564.73	01/16/26	(53,513)
	(Premiums received $245,865)
	Total Written Options				(553,311)
	(Premiums received $757,466)
	Net Other Assets and Liabilities — (0.1)%				(24,989)
	Net Assets — 100.0%				$38,089,013

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$373,826	$373,826	$—	$—
Purchased Options	38,293,487	—	38,293,487	—
Total	$38,667,313	$373,826	$38,293,487	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(553,311)	$—	$(553,311)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
737,127	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$737,127
	(Cost $737,127)
	Total Investments — 1.1%	737,127
	(Cost $737,127)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.3%
	Call Options Purchased — 100.7%
1,016	SPDR® S&P 500® ETF Trust	$69,432,424	$6.59	02/20/26	68,637,485
	(Cost $66,166,748)
	Put Options Purchased — 1.6%
1,016	SPDR® S&P 500® ETF Trust	69,432,424	659.03	02/20/26	1,067,704
	(Cost $2,195,391)
	Total Purchased Options				69,705,189
	(Cost $68,362,139)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (2.6)%
(1,016)	SPDR® S&P 500® ETF Trust	(69,432,424)	691.59	02/20/26	(1,768,155)
	(Premiums received $1,044,284)
	Put Options Written — (0.7)%
(1,016)	SPDR® S&P 500® ETF Trust	(69,432,424)	609.60	02/20/26	(453,969)
	(Premiums received $1,048,795)
	Total Written Options				(2,222,124)
	(Premiums received $2,093,079)
	Net Other Assets and Liabilities — (0.1)%				(54,078)
	Net Assets — 100.0%				$68,166,114

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$737,127	$737,127	$—	$—
Purchased Options	69,705,189	—	69,705,189	—
Total	$70,442,316	$737,127	$69,705,189	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,222,124)	$—	$(2,222,124)	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)	FT Vest Emerging Markets Buffer ETF - March (TMAR)	FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
ASSETS:
Investments, at value	$70,284	$20,498	$39,816	$113,175
Options contracts purchased, at value	5,775,022	3,592,902	6,635,424	9,547,673
Due from broker	203	651	202	894
Receivables:
Dividends	225	66	129	363
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	5,845,734	3,614,117	6,675,571	9,662,105

LIABILITIES:
Options contracts written, at value	671,521	222,304	147,855	1,857,979
Payables:
Investment advisory fees	3,546	2,630	4,488	5,353
Investment securities purchased	—	—	—	—
Other liabilities	—	—	—	—
Total Liabilities	675,067	224,934	152,343	1,863,332
NET ASSETS	$5,170,667	$3,389,183	$6,523,228	$7,798,773

NET ASSETS consist of:
Paid-in capital	$4,441,835	$3,070,681	$5,825,717	$5,752,443
Par value	1,500	1,500	3,000	2,000
Accumulated distributable earnings (loss)	727,332	317,002	694,511	2,044,330
NET ASSETS	$5,170,667	$3,389,183	$6,523,228	$7,798,773
NET ASSET VALUE, per share	$34.47	$22.59	$21.74	$38.99
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	150,002	300,002	200,002
Investments, at cost	$70,284	$20,498	$39,816	$113,175
Premiums paid on options contracts purchased	$4,651,812	$3,196,106	$6,238,003	$6,823,288
Premiums received on options contracts written	$299,475	$108,343	$266,279	$716,169
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - June (TJUN)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)	FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)	FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)	FT Vest Emerging Markets Buffer ETF - September (TSEP)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

$19,119	$199,360	$183,906	$205,494	$161,146	$298,403
2,312,608	26,005,314	10,952,122	23,215,547	15,700,486	28,230,489
187	2,012	203	1,882	178	481

62	667	588	658	334	958
—	—	—	—	50,666	—
—	—	—	—	1,170,488	—
2,331,976	26,207,353	11,136,819	23,423,581	17,083,298	28,530,331

122,580	701,581	1,223,644	3,217,010	665,755	953,058

1,717	17,928	6,805	13,954	7,099	18,978
—	—	—	—	1,208,720	—
—	—	—	1,871	—	—
124,297	719,509	1,230,449	3,232,835	1,881,574	972,036
$2,207,679	$25,487,844	$9,906,370	$20,190,746	$15,201,724	$27,558,295

$2,044,465	$22,603,722	$9,163,694	$19,893,718	$14,870,912	$26,810,141
1,000	7,500	3,000	6,500	6,500	13,000
162,214	2,876,622	739,676	290,528	324,312	735,154
$2,207,679	$25,487,844	$9,906,370	$20,190,746	$15,201,724	$27,558,295
$22.08	$33.98	$33.02	$31.06	$23.39	$21.20
100,002	750,002	300,002	650,002	650,002	1,300,002
$19,119	$199,360	$183,906	$205,494	$161,146	$298,403
$2,099,144	$24,921,809	$9,786,523	$23,512,657	$15,732,200	$28,134,667
$78,754	$885,649	$821,525	$3,827,999	$692,521	$1,032,211
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)	FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)	FT Vest Emerging Markets Buffer ETF - December (TDEC)
ASSETS:
Investments, at value	$16,969	$1,034,571	$17,106	$7,768
Options contracts purchased, at value	5,372,544	49,945,969	3,673,978	2,511,503
Due from broker	—	190	161	1,382
Receivables:
Dividends	54	3,791	102	31
Investment securities sold	1,130,057	—	315,248	—
Capital shares sold	1,543,129	—	1,542,729	—
Total Assets	8,062,753	50,984,521	5,549,324	2,520,684

LIABILITIES:
Options contracts written, at value	2,312,324	4,591,185	612,568	151,248
Payables:
Investment advisory fees	1,179	31,733	358	2,205
Investment securities purchased	2,656,943	—	1,840,818	—
Other liabilities	—	—	—	—
Total Liabilities	4,970,446	4,622,918	2,453,744	153,453
NET ASSETS	$3,092,307	$46,361,603	$3,095,580	$2,367,231

NET ASSETS consist of:
Paid-in capital	$3,070,615	$40,406,850	$3,057,975	$1,043,901
Par value	1,000	13,000	1,000	1,000
Accumulated distributable earnings (loss)	20,692	5,941,753	36,605	1,322,330
NET ASSETS	$3,092,307	$46,361,603	$3,095,580	$2,367,231
NET ASSET VALUE, per share	$30.92	$35.66	$30.96	$23.67
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	100,002	1,300,002	100,002	100,002
Investments, at cost	$16,969	$1,034,571	$17,106	$7,768
Premiums paid on options contracts purchased	$5,214,515	$48,078,776	$3,711,340	$2,247,239
Premiums received on options contracts written	$2,176,768	$4,004,755	$686,880	$41,017
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

$53,130	$373,826	$737,127
13,000,165	38,293,487	69,705,189
203	135	460

172	1,206	3,074
—	—	—
—	—	—
13,053,670	38,668,654	70,445,850

10,978	553,311	2,222,124

8,771	26,330	57,612
—	—	—
—	—	—
19,749	579,641	2,279,736
$13,033,921	$38,089,013	$68,166,114

$11,768,334	$34,816,852	$62,081,203
6,000	11,250	20,250
1,259,587	3,260,911	6,064,661
$13,033,921	$38,089,013	$68,166,114
$21.72	$33.86	$33.66
600,002	1,125,002	2,025,002
$53,130	$373,826	$737,127
$12,579,910	$37,776,504	$68,362,139
$334,474	$757,466	$2,093,079
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)	FT Vest Emerging Markets Buffer ETF - March (TMAR)	FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
INVESTMENT INCOME:
Dividends	$1,631	$571	$1,198	$2,841
Total investment income	1,631	571	1,198	2,841

EXPENSES:
Investment advisory fees	20,640	15,291	30,158	35,907
Other expenses	337	233	465	636
Total expenses	20,977	15,524	30,623	36,543
NET INVESTMENT INCOME (LOSS)	(19,346)	(14,953)	(29,425)	(33,702)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	—	6,353
Written options contracts	—	—	—	—
In-kind redemptions - Purchased options contracts	—	9,859	170,300	727,105
In-kind redemptions - Written options contracts	—	11,134	45,013	(232,744)
Net realized gain (loss)	—	20,993	215,313	500,714
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,212,533	441,945	217,330	1,691,964
Written options contracts	(413,371)	(98,791)	57,891	(745,897)
Net change in unrealized appreciation (depreciation)	799,162	343,154	275,221	946,067
NET REALIZED AND UNREALIZED GAIN (LOSS)	799,162	364,147	490,534	1,446,781
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$779,816	$349,194	$461,109	$1,413,079

(a)	Inception date is June 20, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is July 18, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is September 19, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - June (TJUN) (a)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)	FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL) (b)	FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG) (c)	FT Vest Emerging Markets Buffer ETF - September (TSEP)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

$582	$5,131	$2,572	$1,214	$695	$3,762
582	5,131	2,572	1,214	695	3,762

8,006	115,284	26,376	24,565	18,122	105,793
—	1,950	—	—	161	1,593
8,006	117,234	26,376	24,565	18,283	107,386
(7,424)	(112,103)	(23,804)	(23,351)	(17,588)	(103,624)

—	(1,431,145)	—	—	(111,254)	(789,604)
—	2,912	—	—	(85,699)	17,889
—	1,382,962	—	—	470,612	991,662
—	545,158	—	—	28,863	631,153
—	499,887	—	—	302,522	851,100

213,464	1,272,015	1,165,599	(297,110)	37,451	801,423
(43,826)	(289,327)	(402,119)	610,989	2,667	(246,332)
169,638	982,688	763,480	313,879	40,118	555,091
169,638	1,482,575	763,480	313,879	342,640	1,406,191
$162,214	$1,370,472	$739,676	$290,528	$325,052	$1,302,567
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC) (d)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)	FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV) (e)	FT Vest Emerging Markets Buffer ETF - December (TDEC)
INVESTMENT INCOME:
Dividends	$(172)	$12,169	$13	$815
Total investment income	(172)	12,169	13	815

EXPENSES:
Investment advisory fees	1,609	157,403	358	26,710
Other expenses	—	1,279	—	1,468
Total expenses	1,609	158,682	358	28,178
NET INVESTMENT INCOME (LOSS)	(1,781)	(146,513)	(345)	(27,363)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	474,744	—	1,180
Written options contracts	—	(2,321,663)	—	—
In-kind redemptions - Purchased options contracts	—	6,914,907	—	1,181,049
In-kind redemptions - Written options contracts	—	(211,987)	—	19,595
Net realized gain (loss)	—	4,856,001	—	1,201,824
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	158,029	1,784,824	(37,362)	(46,091)
Written options contracts	(135,556)	(743,546)	74,312	(253,845)
Net change in unrealized appreciation (depreciation)	22,473	1,041,278	36,950	(299,936)
NET REALIZED AND UNREALIZED GAIN (LOSS)	22,473	5,897,279	36,950	901,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,692	$5,750,766	$36,605	$874,525

(d)	Inception date is October 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is November 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

$2,164	$7,269	$14,827
2,164	7,269	14,827

69,800	156,892	296,852
1,465	2,148	1,475
71,265	159,040	298,327
(69,101)	(151,771)	(283,500)

—	197,853	(1,661,816)
—	(2,867,636)	(368,274)
364,224	5,714,572	4,980,086
236,477	347,405	1,810,635
600,701	3,392,194	4,760,631

473,053	(1,791,377)	1,445,238
160,252	1,320,258	(211,104)
633,305	(471,119)	1,234,134
1,234,006	2,921,075	5,994,765
$1,164,905	$2,769,304	$5,711,265
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)		FT Vest Emerging Markets Buffer ETF - March (TMAR)
	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (b)
OPERATIONS:
Net investment income (loss)	$(19,346)	$(10,063)	$(14,953)	$(2,386)
Net realized gain (loss)	—	5,188	20,993	30,289
Net change in unrealized appreciation (depreciation)	799,162	(47,998)	343,154	(60,319)
Net increase (decrease) in net assets resulting from operations	779,816	(52,873)	349,194	(32,416)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	5,877,012	2,066,741	4,020,993
Cost of shares redeemed	—	(1,433,288)	(1,030,714)	(1,984,615)
Net increase (decrease) in net assets resulting from shareholder transactions	—	4,443,724	1,036,027	2,036,378
Total increase (decrease) in net assets	779,816	4,390,851	1,385,221	2,003,962

NET ASSETS:
Beginning of period	4,390,851	—	2,003,962	—
End of period	$5,170,667	$4,390,851	$3,389,183	$2,003,962

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	—	100,002	—
Shares sold	—	200,002	100,000	200,002
Shares redeemed	—	(50,000)	(50,000)	(100,000)
Shares outstanding, end of period	150,002	150,002	150,002	100,002

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is June 20, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)		FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)		FT Vest Emerging Markets Buffer ETF - June (TJUN)
Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (b)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (c)	Period Ended 11/30/2025 (d) (Unaudited)

$(29,425)	$(7,536)	$(33,702)	$(5,861)	$(7,424)
215,313	—	500,714	—	—
275,221	240,624	946,067	636,508	169,638
461,109	233,088	1,413,079	630,647	162,214

1,030,679	5,874,199	—	7,660,566	2,045,465
(1,075,847)	—	(1,905,519)	—	—
(45,168)	5,874,199	(1,905,519)	7,660,566	2,045,465
415,941	6,107,287	(492,440)	8,291,213	2,207,679

6,107,287	—	8,291,213	—	—
$6,523,228	$6,107,287	$7,798,773	$8,291,213	$2,207,679

300,002	—	250,002	—	—
50,000	300,002	—	250,002	100,002
(50,000)	—	(50,000)	—	—
300,002	300,002	200,002	250,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)		FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)	FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (e)	Period Ended 11/30/2025 (f) (Unaudited)	Period Ended 11/30/2025 (g) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(112,103)	$(194,686)	$(23,804)	$(23,351)
Net realized gain (loss)	499,887	1,415,705	—	—
Net change in unrealized appreciation (depreciation)	982,688	284,885	763,480	313,879
Net increase (decrease) in net assets resulting from operations	1,370,472	1,505,904	739,676	290,528

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	32,458,923	38,565,480	9,166,694	19,900,218
Cost of shares redeemed	(33,935,998)	(14,476,937)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(1,477,075)	24,088,543	9,166,694	19,900,218
Total increase (decrease) in net assets	(106,603)	25,594,447	9,906,370	20,190,746

NET ASSETS:
Beginning of period	25,594,447	—	—	—
End of period	$25,487,844	$25,594,447	$9,906,370	$20,190,746

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,002	—	—	—
Shares sold	1,000,000	1,250,002	300,002	650,002
Shares redeemed	(1,050,000)	(450,000)	—	—
Shares outstanding, end of period	750,002	800,002	300,002	650,002

(e)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is July 18, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is September 19, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is October 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - September (TSEP)		FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)		FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (h)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (h)	Period Ended 11/30/2025 (i) (Unaudited)

$(17,588)	$(11,346)	$(103,624)	$(113,190)	$(1,781)
302,522	55,460	851,100	(74,480)	—
40,118	(45,066)	555,091	(380,116)	22,473
325,052	(952)	1,302,567	(567,786)	20,692

19,750,792	4,058,767	31,382,076	29,234,350	3,071,615
(6,948,832)	(1,983,103)	(26,130,189)	(7,662,723)	—
12,801,960	2,075,664	5,251,887	21,571,627	3,071,615
13,127,012	2,074,712	6,554,454	21,003,841	3,092,307

2,074,712	—	21,003,841	—	—
$15,201,724	$2,074,712	$27,558,295	$21,003,841	$3,092,307

100,002	—	1,050,002	—	—
850,000	200,002	1,500,000	1,450,002	100,002
(300,000)	(100,000)	(1,250,000)	(400,000)	—
650,002	100,002	1,300,002	1,050,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)		FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (j)	Period Ended 11/30/2025 (k) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(146,513)	$(48,885)	$(345)
Net realized gain (loss)	4,856,001	—	—
Net change in unrealized appreciation (depreciation)	1,041,278	239,485	36,950
Net increase (decrease) in net assets resulting from operations	5,750,766	190,600	36,605

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	68,995,563	16,490,717	3,058,975
Cost of shares redeemed	(45,066,043)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	23,929,520	16,490,717	3,058,975
Total increase (decrease) in net assets	29,680,286	16,681,317	3,095,580

NET ASSETS:
Beginning of period	16,681,317	—	—
End of period	$46,361,603	$16,681,317	$3,095,580

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	—	—
Shares sold	2,050,000	550,002	100,002
Shares redeemed	(1,300,000)	—	—
Shares outstanding, end of period	1,300,002	550,002	100,002

(j)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is November 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - December (TDEC)		FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)		FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Six Months Ended 11/30/2025 (l) (Unaudited)	Period Ended 5/31/2025 (l)	Six Months Ended 11/30/2025 (l) (Unaudited)	Period Ended 5/31/2025 (l)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (j)

$(27,363)	$(31,558)	$(69,101)	$(53,158)	$(151,771)	$(120,173)
1,201,824	25,160	600,701	37,019	3,392,194	(580,863)
(299,936)	453,969	633,305	110,446	(471,119)	1,192,257
874,525	447,571	1,164,905	94,307	2,769,304	491,221

5,309,231	14,208,703	1,061,062	20,168,710	88,313,768	73,407,130
(17,493,088)	(979,711)	(8,464,888)	(990,175)	(81,369,840)	(45,522,570)
(12,183,857)	13,228,992	(7,403,826)	19,178,535	6,943,928	27,884,560
(11,309,332)	13,676,563	(6,238,921)	19,272,842	9,713,232	28,375,781

13,676,563	—	19,272,842	—	28,375,781	—
$2,367,231	$13,676,563	$13,033,921	$19,272,842	$38,089,013	$28,375,781

650,002	—	950,002	—	900,002	—
250,000	700,002	50,000	1,000,002	2,700,000	2,400,002
(800,000)	(50,000)	(400,000)	(50,000)	(2,475,000)	(1,500,000)
100,002	650,002	600,002	950,002	1,125,002	900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (m)
OPERATIONS:
Net investment income (loss)	$(283,500)	$(30,845)
Net realized gain (loss)	4,760,631	403,906
Net change in unrealized appreciation (depreciation)	1,234,134	(20,129)
Net increase (decrease) in net assets resulting from operations	5,711,265	352,932

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	243,072,054	42,293,991
Cost of shares redeemed	(200,792,028)	(22,472,100)
Net increase (decrease) in net assets resulting from shareholder transactions	42,280,026	19,821,891
Total increase (decrease) in net assets	47,991,291	20,174,823

NET ASSETS:
Beginning of period	20,174,823	—
End of period	$68,166,114	$20,174,823

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	650,002	—
Shares sold	7,475,000	1,375,002
Shares redeemed	(6,100,000)	(725,000)
Shares outstanding, end of period	2,025,002	650,002

(m)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$29.27	$29.88
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	5.33	(0.53)
Total from investment operations	5.20	(0.61)
Net asset value, end of period	$34.47	$29.27
Total return (c)	17.77%	(2.04)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,171	$4,391
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.76)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Emerging Markets Buffer ETF - March (TMAR)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.04	$19.97
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	2.65	0.10 (c)
Total from investment operations	2.55	0.07
Net asset value, end of period	$22.59	$20.04
Total return (d)	12.72%	0.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,389	$2,004
Ratio of total expenses to average net assets	0.96% (e) (f)	0.95% (e)
Ratio of net investment income (loss) to average net assets	(0.93)% (e)	(0.91)% (e)
Portfolio turnover rate (g)	0%	0%

(a)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.36	$20.17
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	1.47	0.22
Total from investment operations	1.38	0.19
Net asset value, end of period	$21.74	$20.36
Total return (c)	6.78%	0.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,523	$6,107
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.79)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$33.16	$29.48
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.03)
Net realized and unrealized gain (loss)	5.98	3.71
Total from investment operations	5.83	3.68
Net asset value, end of period	$38.99	$33.16
Total return (c)	17.58%	12.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,799	$8,291
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.77)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Emerging Markets Buffer ETF - June (TJUN)

Period Ended 11/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$20.01
Income from investment operations:
Net investment income (loss) (b)	(0.08)
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.07
Net asset value, end of period	$22.08
Total return (c)	10.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,208
Ratio of total expenses to average net assets	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 20, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.99	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.25)
Net realized and unrealized gain (loss)	2.13	2.10
Total from investment operations	1.99	1.85
Net asset value, end of period	$33.98	$31.99
Total return (c)	6.22%	6.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,488	$25,594
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.84)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)

Period Ended 11/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$30.12
Income from investment operations:
Net investment income (loss) (b)	(0.09)
Net realized and unrealized gain (loss)	2.99
Total from investment operations	2.90
Net asset value, end of period	$33.02
Total return (c)	9.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,906
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.77)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is July 18, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)

Period Ended 11/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$30.53
Income from investment operations:
Net investment income (loss) (b)	(0.05)
Net realized and unrealized gain (loss)	0.58
Total from investment operations	0.53
Net asset value, end of period	$31.06
Total return (c)	1.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,191
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 19, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Emerging Markets Buffer ETF - September (TSEP)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.75	$20.01
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.13)
Net realized and unrealized gain (loss)	2.74	0.87
Total from investment operations	2.64	0.74
Net asset value, end of period	$23.39	$20.75
Total return (c)	12.72%	3.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,202	$2,075
Ratio of total expenses to average net assets	0.96% (d) (e)	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.92)% (d)	(0.93)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.00	$19.87
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	1.29	0.24 (c)
Total from investment operations	1.20	0.13
Net asset value, end of period	$21.20	$20.00
Total return (d)	6.00%	0.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,558	$21,004
Ratio of total expenses to average net assets	0.86% (e) (f)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)% (e)	(0.83)% (e)
Portfolio turnover rate (g)	0%	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)

Period Ended 11/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$30.56
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.39
Total from investment operations	0.36
Net asset value, end of period	$30.92
Total return (c)	1.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,092
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.94)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.33	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.15)
Net realized and unrealized gain (loss)	5.47	0.08
Total from investment operations	5.33	(0.07)
Net asset value, end of period	$35.66	$30.33
Total return (c)	17.57%	(0.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$46,362	$16,681
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.79)% (d)	(0.80)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)

Period Ended 11/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$30.32
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	0.64
Total from investment operations	0.64
Net asset value, end of period	$30.96
Total return (d)	2.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,096
Ratio of total expenses to average net assets	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.82)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is November 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Emerging Markets Buffer ETF - December (TDEC)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$21.04	$19.95
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	2.74	1.17
Total from investment operations	2.63	1.09
Net asset value, end of period	$23.67	$21.04
Total return (c)	12.50%	5.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,367	$13,677
Ratio of total expenses to average net assets	1.00% (d) (e)	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.97)% (d)	(0.92)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.29	$20.14
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	1.52	0.22
Total from investment operations	1.43	0.15
Net asset value, end of period	$21.72	$20.29
Total return (c)	7.05%	0.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,034	$19,273
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.81)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.53	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.16)
Net realized and unrealized gain (loss)	2.47	1.29
Total from investment operations	2.33	1.13
Net asset value, end of period	$33.86	$31.53
Total return (c)	7.39%	3.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,089	$28,376
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.04	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.14)
Net realized and unrealized gain (loss)	2.75	0.72
Total from investment operations	2.62	0.58
Net asset value, end of period	$33.66	$31.04
Total return (c)	8.44%	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$68,166	$20,175
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the seventeen funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below:

FT Vest U.S. Equity Uncapped Accelerator ETF - January – (Cboe BZX Exchange, Inc. (“Cboe”) ticker “UXJA”)
FT Vest Emerging Markets Buffer ETF - March – (Cboe ticker “TMAR”)
FT Vest U.S. Equity Equal Weight Buffer ETF - March – (NYSE Arca, Inc. (“NYSE Arca”) ticker “RSMR”)
FT Vest U.S. Equity Uncapped Accelerator ETF - April – (Cboe ticker “UXAP”)
FT Vest Emerging Markets Buffer ETF - June – (Cboe ticker “TJUN”)(1)
FT Vest U.S. Equity Equal Weight Buffer ETF - June – (NYSE Arca ticker “RSJN”)
FT Vest U.S. Equity Uncapped Accelerator ETF - July – (Cboe ticker “UXJL”)(2)
FT Vest U.S. Equity Dual Directional Buffer ETF - August – (Cboe ticker “DLAG”)(3)
FT Vest Emerging Markets Buffer ETF - September – (Cboe ticker “TSEP”)
FT Vest U.S. Equity Equal Weight Buffer ETF - September – (NYSE Arca ticker “RSSE”)
FT Vest U.S. Equity Buffer & Digital Return ETF - October – (Cboe ticker “DGOC”)(4)
FT Vest U.S. Equity Uncapped Accelerator ETF - October – (Cboe ticker “UXOC”)
FT Vest U.S. Equity Dual Directional Buffer ETF - November – (Cboe ticker “DLNV”)(5)
FT Vest Emerging Markets Buffer ETF - December – (Cboe ticker “TDEC”)
FT Vest U.S. Equity Equal Weight Buffer ETF - December – (NYSE Arca ticker “RSDE”)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF – (Cboe ticker “DHDG”)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF – (Cboe ticker “FHDG”)

(1)	Commenced investment operations on June 20, 2025.
(2)	Commenced investment operations on July 18, 2025.
(3)	Commenced investment operations on September 19, 2025.
(4)	Commenced investment operations on October 17, 2025.
(5)	Commenced investment operations on November 21, 2025.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of UXJA is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from January 21, 2025 through January 16, 2026.
The investment objective of TMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI Emerging Markets ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 17.32% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from March 24, 2025 through March 20, 2026. When the Fund’s fees and expenses are taken into account, the cap is 16.37% and the buffer is 9.06%.
The investment objective of RSMR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco S&P 500® Equal Weight ETF Trust (the “Underlying Invesco ETF”), up to a predetermined upside cap of 13.86% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from March 24, 2025 through March 20, 2026. When the Fund’s fees and expenses are taken into account, the cap is 13.01% and the buffer is 9.15%.
The investment objective of UXAP is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from April 21, 2025 through April 17, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The investment objective of TJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 18.84% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from June 23, 2025 through June 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 17.90% and the buffer is 9.05%.
The investment objective of RSJN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.79% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 23, 2025 to June 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 14.94% and the buffer is 9.15%. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 19.03% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 24, 2024 through June 20, 2025. When the Fund’s fees and expenses were taken into account, the cap was 18.18% and the buffer was 9.15%.
The investment objective of UXJL is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2% of positive price returns over the period from July 21, 2025 through July 17, 2026.
The investment objective of DLAG is to seek to provide investors with returns (before fees and expenses) that either match the positive price return of the Underlying SPDR ETF up to a predetermined upside cap or match the absolute value of the negative price return of the Underlying SPDR ETF up to a specified threshold (the “Inverse Performance Threshold”), while also seeking to provide a 10% buffer against losses that exceed the Inverse Performance Threshold over an approximate one-year period.
The investment objective of TSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 17.19% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 22, 2025 to September 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 16.24% and the buffer is 9.05%. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 16.25% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 15.30% and the buffer was 9.05%.
The investment objective of RSSE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of cap of 14.57% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 22, 2025 to September 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 13.72% and the buffer is 9.15%. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 14.71% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 13.86% and the buffer was 9.15%.
The investment objective of DGOC is to seek to provide investors with a buffer against the first 10% of losses on the price returns of the Underlying SPDR ETF while also providing a predetermined return level (“digital return”) that is approximately 8.80% (before fees and expenses) if the Underlying SPDR ETF appreciates in price, remains unchanged or decreases in price by 10% or less, over the period from October 20, 2025 through October 16, 2026. When the Fund’s fees and expenses are taken into account, the digital return is 7.95%.
The investment objective of UXOC is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from October 20, 2025 through October 16, 2026. Prior to October 20, 2025, the Fund’s investment objective sought to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from October 21, 2024 through October 17, 2025.
The investment objective of DLNV is to seek to provide investors with returns (before fees and expenses) that either match the price return of the Underlying SPDR ETF up to a predetermined upside cap or match the absolute or inverse value of the Underlying SPDR ETF losses up to the Inverse Performance Threshold, while also seeking to provide a 10% buffer against losses that exceed the Inverse Performance Threshold over an approximate period of one year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The investment objective of TDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 19.92% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from December 23, 2024 through December 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 18.97% and the buffer is 9.05%.
The investment objective of RSDE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.17% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from December 23, 2024 through December 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 13.32% and the buffer is 9.15%.
The investment objective of DHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 4.67% while seeking to provide a buffer (before fees and expenses) against Underlying SPDR ETF losses between -2.5% and -15% over the period from October 20, 2025 through January 16, 2026 (the “Target Outcome Period”). When the Fund’s fees and expenses are taken into account, the cap is 4.46% and the buffer is between -2.71% and -15.21%. Prior to October 20, 2025, the Fund’s investment objective included an upside cap of 5.88% and 4.31% (before fees and expenses) and a Target Outcome Period of April 21, 2025 through July 18, 2025 and July 21, 2025 through October 17, 2025, respectively.
The investment objective of FHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide a dynamic buffer of either 5.0% or 7.5% (before fees and expenses) against Underlying SPDR ETF losses over an approximate period of three months (the “Target Outcome Period”). Over the Target Outcome Period from November 24, 2025 through February 20, 2026, the Fund seeks to buffer against the first 7.5% of Underlying SPDR ETF losses (before fees and expenses) and limit gains up to a predetermined upside cap of 4.94% (before fees and expenses). When the Fund’s fees and expenses are taken into account, the cap is 4.73% and the buffer is 7.29%. Prior to November 24, 2025, the Fund’s investment objective included an upside cap of 4.12% and 4.02% (before fees and expenses) and a Target Outcome Period of May 19, 2025 through August 15, 2025 and August 18, 2025 through November 21, 2025, respectively.
Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the applicable Underlying ETF.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of November 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at November 30, 2025 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2025 or 2024.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-25	$—	$(1)	$13,848
FT Vest Emerging Markets Buffer ETF - March	31-Mar-25	—	—	(22,668)
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-25	—	—	(17,172)
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-25	—	—	112,816
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-24	—	—	(4,677)
FT Vest Emerging Markets Buffer ETF - September	30-Sep-24	—	(1)	14,772
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-24	—	—	(8,121)
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-24	—	(1)	(43,748)
FT Vest Emerging Markets Buffer ETF - December	31-Dec-24	—	—	(4,914)
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-24	—	—	(13,740)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-24	—	(1)	(20,335)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-24	—	(52)	21,329

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For RSJN, TSEP, RSSE, UXOC, TDEC, RSDE, DHDG, and FHDG, the taxable periods ended 2024 remain open to federal and state audit. For UXJA, TMAR, RSMR, and UXAP the taxable periods ended 2025 remain open to federal and state audit. As of November 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-25	$1
FT Vest Emerging Markets Buffer ETF - March	31-Mar-25	—
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-25	—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-25	—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-24	—
FT Vest Emerging Markets Buffer ETF - September	30-Sep-24	1
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-24	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-24	1
FT Vest Emerging Markets Buffer ETF - December	31-Dec-24	—
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-24	—
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-24	1
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-24	52
As of November 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	$4,422,621	$1,123,210	$(372,046)	$751,164
FT Vest Emerging Markets Buffer ETF - March	3,108,261	587,437	(304,602)	282,835
FT Vest U.S. Equity Equal Weight Buffer ETF - March	6,011,540	974,343	(458,498)	515,845
FT Vest U.S. Equity Uncapped Accelerator ETF - April	6,220,294	2,724,385	(1,141,810)	1,582,575
FT Vest Emerging Markets Buffer ETF - June	2,039,509	294,026	(124,388)	169,638
FT Vest U.S. Equity Equal Weight Buffer ETF - June	24,235,520	2,050,540	(782,967)	1,267,573
FT Vest U.S. Equity Uncapped Accelerator ETF - July	9,148,904	1,165,599	(402,119)	763,480
FT Vest U.S. Equity Dual Directional Buffer ETF - August	19,890,152	1,176,885	(863,006)	313,879
FT Vest Emerging Markets Buffer ETF - September	15,200,825	61,383	(66,331)	(4,948)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$27,400,859	$549,475	$(374,500)	$174,975
FT Vest U.S. Equity Buffer & Digital Return ETF - October	3,054,716	193,978	(171,505)	22,473
FT Vest U.S. Equity Uncapped Accelerator ETF - October	45,108,592	1,867,193	(586,430)	1,280,763
FT Vest U.S. Equity Dual Directional Buffer ETF - November	3,041,566	152,236	(115,286)	36,950
FT Vest Emerging Markets Buffer ETF - December	2,213,990	426,230	(272,197)	154,033
FT Vest U.S. Equity Equal Weight Buffer ETF - December	12,298,566	1,292,196	(548,445)	743,751
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	37,392,864	1,276,849	(555,711)	721,138
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	67,006,187	3,065,563	(1,851,558)	1,214,005
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, with the exception of TMAR, TJUN, TSEP and TDEC, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
For TMAR, TJUN, TSEP and TDEC, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended November 30, 2025, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund holds options for a target outcome period based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended November 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Uncapped Accelerator ETF - January	$—	$—
FT Vest Emerging Markets Buffer ETF - March	—	1,020,071
FT Vest U.S. Equity Equal Weight Buffer ETF - March	1,020,613	1,068,796

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
	Purchases	Sales
FT Vest U.S. Equity Uncapped Accelerator ETF - April	$—	$1,879,086
FT Vest Emerging Markets Buffer ETF - June	1,031,279	—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30,665,527	33,739,702
FT Vest U.S. Equity Uncapped Accelerator ETF - July	—	—
FT Vest U.S. Equity Dual Directional Buffer ETF - August	12,106,643	—
FT Vest Emerging Markets Buffer ETF - September	16,109,383	6,890,974
FT Vest U.S. Equity Equal Weight Buffer ETF - September	1,050,448	26,040,766
FT Vest U.S. Equity Buffer & Digital Return ETF - October	1,526,886	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	40,994,982	44,571,879
FT Vest U.S. Equity Dual Directional Buffer ETF - November	1,525,570	—
FT Vest Emerging Markets Buffer ETF - December	—	17,367,443
FT Vest U.S. Equity Equal Weight Buffer ETF - December	—	8,419,066
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	18,537,120	81,237,841
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	78,075,914	204,892,099
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at November 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
UXJA
Options contracts	Equity Risk	Options contracts purchased, at value	$5,775,022	Options contracts written, at value	$671,521
TMAR
Options contracts	Equity Risk	Options contracts purchased, at value	3,592,902	Options contracts written, at value	222,304
RSMR
Options contracts	Equity Risk	Options contracts purchased, at value	6,635,424	Options contracts written, at value	147,855
UXAP
Options contracts	Equity Risk	Options contracts purchased, at value	9,547,673	Options contracts written, at value	1,857,979
TJUN
Options contracts	Equity Risk	Options contracts purchased, at value	2,312,608	Options contracts written, at value	122,580
RSJN
Options contracts	Equity Risk	Options contracts purchased, at value	26,005,314	Options contracts written, at value	701,581
UXJL
Options contracts	Equity Risk	Options contracts purchased, at value	10,952,122	Options contracts written, at value	1,223,644
DLAG
Options contracts	Equity Risk	Options contracts purchased, at value	23,215,547	Options contracts written, at value	3,217,010
TSEP
Options contracts	Equity Risk	Options contracts purchased, at value	15,700,486	Options contracts written, at value	665,755

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RSSE
Options contracts	Equity Risk	Options contracts purchased, at value	$28,230,489	Options contracts written, at value	$953,058
DGOC
Options contracts	Equity Risk	Options contracts purchased, at value	5,372,544	Options contracts written, at value	2,312,324
UXOC
Options contracts	Equity Risk	Options contracts purchased, at value	49,945,969	Options contracts written, at value	4,591,185
DLNV
Options contracts	Equity Risk	Options contracts purchased, at value	3,673,978	Options contracts written, at value	612,568
TDEC
Options contracts	Equity Risk	Options contracts purchased, at value	2,511,503	Options contracts written, at value	151,248
RSDE
Options contracts	Equity Risk	Options contracts purchased, at value	13,000,165	Options contracts written, at value	10,978
DHDG
Options contracts	Equity Risk	Options contracts purchased, at value	38,293,487	Options contracts written, at value	553,311
FHDG
Options contracts	Equity Risk	Options contracts purchased, at value	69,705,189	Options contracts written, at value	2,222,124
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended November 30, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	UXJA	TMAR	RSMR	UXAP	TJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$9,859	$170,300	$733,458	$—
Written options contracts	—	11,134	45,013	(232,744)	—
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,212,533	441,945	217,330	1,691,964	213,464
Written options contracts	(413,371)	(98,791)	57,891	(745,897)	(43,826)

Statements of Operations Location	RSJN	UXJL	DLAG	TSEP	RSSE
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(48,183)	$—	$—	$359,358	$202,058
Written options contracts	548,070	—	—	(56,836)	649,042
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,272,015	1,165,599	(297,110)	37,451	801,423
Written options contracts	(289,327)	(402,119)	610,989	2,667	(246,332)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)

Statements of Operations Location	DGOC	UXOC	DLNV	TDEC	RSDE
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$7,389,651	$—	$1,182,229	$364,224
Written options contracts	—	(2,533,650)	—	19,595	236,477
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	158,029	1,784,824	(37,362)	(46,091)	473,053
Written options contracts	(135,556)	(743,546)	74,312	(253,845)	160,252

Statements of Operations Location	DHDG	FHDG
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$5,912,425	$3,318,270
Written options contracts	(2,520,231)	1,442,361
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(1,791,377)	1,445,238
Written options contracts	1,320,258	(211,104)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended November 30, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
UXJA	$—	$—	$—	$—
TMAR	2,127,825	1,047,945	82,607	48,416
RSMR	1,057,349	929,508	36,736	76,024
UXAP	—	1,596,360	—	205,023
TJUN	2,099,144	—	78,754	—
RSJN	58,900,895	59,682,904	1,221,085	819,402
UXJL	9,786,523	—	821,525	—
DLAG	23,512,657	—	3,827,999	—
TSEP	22,858,017	9,280,522	1,025,496	380,789
RSSE	55,274,822	49,004,289	1,132,756	704,659
DGOC	5,214,515	—	2,176,768	—
UXOC	121,437,459	90,621,284	10,965,990	8,047,831
DLNV	3,711,340	—	686,880	—
TDEC	5,391,549	16,735,861	126,132	569,062
RSDE	1,058,694	8,136,535	1,506	318,167
DHDG	161,263,445	151,331,608	4,749,366	4,929,585
FHDG	338,830,483	290,966,989	6,636,665	5,068,084
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 13, 2027 for TJUN, July 11, 2027 for UXJL, September 18, 2027 for DLAG and DLNV, September 30, 2027 for UXJA, TMAR, RSMR, UXAP, RSJN, TSEP, RSSE, UXOC, TDEC, RSDE, DHDG and FHDG, and October 9, 2027 for DGOC.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of December 22, 2025, the investment objective of the TDEC changed to include an upside cap of 19.79% (before fees and expenses) and a target outcome period of December 22, 2025 through December 18, 2026.
As of December 22, 2025, the investment objective of the RSDE changed to include an upside cap of 14.82% (before fees and expenses) and a target outcome period of December 22, 2025 through December 18, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
As of January 20, 2026, the investment objective of the UXJA changed to seek to outperform the positive price return of Underlying SPDR ETF if the Underlying SPDR ETF experiences at least 2% of positive price returns over the period from January 20, 2026 through January 15, 2027.

Other Information
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended November 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Buffer & Digital Return ETF – January (DGJA)
FT Vest U.S. Equity Buffer & Digital Return ETF – April (DGAP)
FT Vest U.S. Equity Buffer & Digital Return ETF – July (DGJL)
FT Vest U.S. Equity Buffer & Digital Return ETF – October (DGOC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9-10, 2025. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9-10, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the U.S. ETF market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF and the FT Vest U.S. Equity Buffer & Premium Income ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Uncapped Accelerator ETF – January (UXJA)
FT Vest U.S. Equity Uncapped Accelerator ETF – April (UXAP)
FT Vest U.S. Equity Uncapped Accelerator ETF – July (UXJL)
FT Vest U.S. Equity Uncapped Accelerator ETF – October (UXOC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Equal Weight Buffer ETF – June (RSJN)
FT Vest U.S. Equity Max Buffer ETF – March (MARM)
FT Vest U.S. Equity Max Buffer ETF – June (JUNM)
The Board approved the continuation of the Agreements for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the applicable Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. Because RSJN and JUNM commenced operations on June 21, 2024, and MARM commenced operations on March 26, 2024 and therefore have limited performance histories, comparative performance information for the Funds were not reviewed.
On the basis of all the information provided on the unitary fee of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the period from inception through December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has an ownership interest in the Sub-Advisor and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for each Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Funds will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Funds. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Emerging Markets Buffer ETF – March (TMAR)
FT Vest Emerging Markets Buffer ETF – June (TJUN)
FT Vest Emerging Markets Buffer ETF – September (TSEP)
FT Vest Emerging Markets Buffer ETF – December (TDEC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.95% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest International Equity Moderate Buffer ETF, FT Vest U.S. Small Cap Moderate Buffer ETF and FT Vest Nasdaq-100 Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.90% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Dual Directional Buffer ETF – February (DLFE)
FT Vest U.S. Equity Dual Directional Buffer ETF – May (DLMY)
FT Vest U.S. Equity Dual Directional Buffer ETF – August (DLAG)
FT Vest U.S. Equity Dual Directional Buffer ETF – November (DLNV)

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9-10, 2025. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9-10, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the U.S. ETF market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF and the FT Vest U.S. Equity Buffer & Premium Income ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by Invesco 500® Equal Weight ETF, Invesco, SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF Trust or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Period Ended November 30, 2025

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Max Buffer ETF - January (JANM)
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
FT Vest U.S. Equity Max Buffer ETF - March (MARM)
FT Vest U.S. Equity Max Buffer ETF - April (APXM)
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
FT Vest U.S. Equity Max Buffer ETF - July (JULM)
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
FT Vest U.S. Equity Max Buffer ETF - December (DECM)
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
FT Vest Laddered Max Buffer ETF (BUFH)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
November 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Max Buffer ETF - January (JANM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
123,008	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$123,008
	(Cost $123,008)
	Total Investments — 0.4%	123,008
	(Cost $123,008)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.5%
	Call Options Purchased — 107.2%
494	SPDR® S&P 500® ETF Trust	$33,759,466	$5.96	01/16/26	33,395,487
	(Cost $29,437,822)
	Put Options Purchased — 0.3%
494	SPDR® S&P 500® ETF Trust	33,759,466	597.56	01/16/26	79,524
	(Cost $1,475,565)
	Total Purchased Options				33,475,011
	(Cost $30,913,387)
WRITTEN OPTIONS — (7.8)%
	Call Options Written — (7.8)%
(494)	SPDR® S&P 500® ETF Trust	(33,759,466)	640.84	01/16/26	(2,419,854)
	(Premiums received $910,621)
	Net Other Assets and Liabilities — (0.1)%				(20,964)
	Net Assets — 100.0%				$31,157,201

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$123,008	$123,008	$—	$—
Purchased Options	33,475,011	—	33,475,011	—
Total	$33,598,019	$123,008	$33,475,011	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,419,854)	$—	$(2,419,854)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
251,801	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$251,801
	(Cost $251,801)
	Total Investments — 0.5%	251,801
	(Cost $251,801)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.1%
	Call Options Purchased — 107.5%
828	SPDR® S&P 500® ETF Trust	$56,584,692	$5.98	02/20/26	55,986,702
	(Cost $47,223,595)
	Put Options Purchased — 0.6%
828	SPDR® S&P 500® ETF Trust	56,584,692	599.92	02/20/26	318,043
	(Cost $3,628,108)
	Total Purchased Options				56,304,745
	(Cost $50,851,703)
WRITTEN OPTIONS — (8.5)%
	Call Options Written — (8.5)%
(828)	SPDR® S&P 500® ETF Trust	(56,584,692)	642.66	02/20/26	(4,430,446)
	(Premiums received $1,123,628)
	Net Other Assets and Liabilities — (0.1)%				(35,624)
	Net Assets — 100.0%				$52,090,476

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$251,801	$251,801	$—	$—
Purchased Options	56,304,745	—	56,304,745	—
Total	$56,556,546	$251,801	$56,304,745	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,430,446)	$—	$(4,430,446)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
687,232	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$687,232
	(Cost $687,232)
	Total Investments — 0.5%	687,232
	(Cost $687,232)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.8%
	Call Options Purchased — 114.2%
2,168	SPDR® S&P 500® ETF Trust	$148,158,952	$5.62	03/20/26	146,312,878
	(Cost $120,151,845)
	Put Options Purchased — 0.6%
2,168	SPDR® S&P 500® ETF Trust	148,158,952	563.96	03/20/26	802,117
	(Cost $7,018,860)
	Total Purchased Options				147,114,995
	(Cost $127,170,705)
WRITTEN OPTIONS — (15.2)%
	Call Options Written — (15.2)%
(2,168)	SPDR® S&P 500® ETF Trust	(148,158,952)	604.47	03/20/26	(19,525,073)
	(Premiums received $5,445,785)
	Net Other Assets and Liabilities — (0.1)%				(86,941)
	Net Assets — 100.0%				$128,190,213

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$687,232	$687,232	$—	$—
Purchased Options	147,114,995	—	147,114,995	—
Total	$147,802,227	$687,232	$147,114,995	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,525,073)	$—	$(19,525,073)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - April (APXM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
40,741	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$40,741
	(Cost $40,741)
	Total Investments — 0.6%	40,741
	(Cost $40,741)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 123.1%
	Call Options Purchased — 122.5%
126	SPDR® S&P 500® ETF Trust	$8,610,714	$5.24	04/17/26	8,508,933
	(Cost $7,130,976)
	Put Options Purchased — 0.6%
126	SPDR® S&P 500® ETF Trust	8,610,714	526.39	04/17/26	41,309
	(Cost $386,084)
	Total Purchased Options				8,550,242
	(Cost $7,517,060)
WRITTEN OPTIONS — (23.6)%
	Call Options Written — (23.6)%
(126)	SPDR® S&P 500® ETF Trust	(8,610,714)	564.52	04/17/26	(1,638,972)
	(Premiums received $656,220)
	Net Other Assets and Liabilities — (0.1)%				(4,348)
	Net Assets — 100.0%				$6,947,663

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$40,741	$40,741	$—	$—
Purchased Options	8,550,242	—	8,550,242	—
Total	$8,590,983	$40,741	$8,550,242	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,638,972)	$—	$(1,638,972)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
127,709	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$127,709
	(Cost $127,709)
	Total Investments — 0.7%	127,709
	(Cost $127,709)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.9%
	Call Options Purchased — 109.5%
312	SPDR® S&P 500® ETF Trust	$21,321,768	$5.92	05/15/26	21,047,495
	(Cost $18,476,417)
	Put Options Purchased — 1.4%
312	SPDR® S&P 500® ETF Trust	21,321,768	594.18	05/15/26	271,718
	(Cost $1,031,716)
	Total Purchased Options				21,319,213
	(Cost $19,508,133)
WRITTEN OPTIONS — (11.5)%
	Call Options Written — (11.5)%
(312)	SPDR® S&P 500® ETF Trust	(21,321,768)	635.91	05/15/26	(2,216,445)
	(Premiums received $839,096)
	Net Other Assets and Liabilities — (0.1)%				(12,269)
	Net Assets — 100.0%				$19,218,208

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$127,709	$127,709	$—	$—
Purchased Options	21,319,213	—	21,319,213	—
Total	$21,446,922	$127,709	$21,319,213	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,216,445)	$—	$(2,216,445)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
509,511	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$509,511
	(Cost $509,511)
	Total Investments — 0.8%	509,511
	(Cost $509,511)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.5%
	Call Options Purchased — 109.7%
1,041	SPDR® S&P 500® ETF Trust	$71,140,899	$5.92	06/18/26	70,070,866
	(Cost $61,129,253)
	Put Options Purchased — 1.8%
1,041	SPDR® S&P 500® ETF Trust	71,140,899	594.26	06/18/26	1,127,309
	(Cost $3,380,789)
	Total Purchased Options				71,198,175
	(Cost $64,510,042)
WRITTEN OPTIONS — (12.2)%
	Call Options Written — (12.2)%
(1,041)	SPDR® S&P 500® ETF Trust	(71,140,899)	635.88	06/18/26	(7,770,149)
	(Premiums received $3,020,653)
	Put Options Written — (0.0)%
(1,041)	SPDR® S&P 500® ETF Trust	(71,140,899)	198.91	06/18/26	(37,205)
	(Premiums received $85,302)
	Total Written Options				(7,807,354)
	(Premiums received $3,105,955)
	Net Other Assets and Liabilities — (0.1)%				(40,737)
	Net Assets — 100.0%				$63,859,595

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$509,511	$509,511	$—	$—
Purchased Options	71,198,175	—	71,198,175	—
Total	$71,707,686	$509,511	$71,198,175	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,807,354)	$—	$(7,807,354)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
241,677	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$241,677
	(Cost $241,677)
	Total Investments — 0.8%	241,677
	(Cost $241,677)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 104.7%
455	SPDR® S&P 500® ETF Trust	$31,094,245	$6.26	07/17/26	30,615,562
	(Cost $28,195,018)
	Put Options Purchased — 2.7%
455	SPDR® S&P 500® ETF Trust	31,094,245	627.56	07/17/26	781,640
	(Cost $1,473,336)
	Total Purchased Options				31,397,202
	(Cost $29,668,354)
WRITTEN OPTIONS — (8.1)%
	Call Options Written — (8.1)%
(455)	SPDR® S&P 500® ETF Trust	(31,094,245)	671.51	07/17/26	(2,357,341)
	(Premiums received $1,245,536)
	Put Options Written — (0.0)%
(455)	SPDR® S&P 500® ETF Trust	(31,094,245)	210.24	07/17/26	(12,112)
	(Premiums received $73,612)
	Total Written Options				(2,369,453)
	(Premiums received $1,319,148)
	Net Other Assets and Liabilities — (0.1)%				(19,146)
	Net Assets — 100.0%				$29,250,280

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$241,677	$241,677	$—	$—
Purchased Options	31,397,202	—	31,397,202	—
Total	$31,638,879	$241,677	$31,397,202	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,369,453)	$—	$(2,369,453)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.2%
	Call Options Purchased — 102.8%
556	SPDR® S&P 500® ETF Trust	$37,996,484	$6.41	08/21/26	$37,426,712
	(Cost $35,236,964)
	Put Options Purchased — 3.4%
556	SPDR® S&P 500® ETF Trust	37,996,484	643.42	08/21/26	1,240,019
	(Cost $1,823,785)
	Total Purchased Options				38,666,731
	(Cost $37,060,749)
WRITTEN OPTIONS — (7.0)%
	Call Options Written — (6.9)%
(556)	SPDR® S&P 500® ETF Trust	(37,996,484)	688.48	08/21/26	(2,519,759)
	(Premiums received $1,483,017)
	Put Options Written — (0.1)%
(556)	SPDR® S&P 500® ETF Trust	(37,996,484)	257.38	08/21/26	(47,160)
	(Premiums received $89,836)
	Total Written Options				(2,566,919)
	(Premiums received $1,572,853)
	Net Other Assets and Liabilities — 0.8%				304,666
	Net Assets — 100.0%				$36,404,478

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$38,666,731	$—	$38,666,731	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,566,919)	$—	$(2,566,919)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
315,895	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$315,895
	(Cost $315,895)
	Total Investments — 1.1%	315,895
	(Cost $315,895)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 100.1%
437	SPDR® S&P 500® ETF Trust	$29,864,143	$6.62	09/18/26	29,340,530
	(Cost $28,475,120)
	Put Options Purchased — 4.4%
437	SPDR® S&P 500® ETF Trust	29,864,143	663.68	09/18/26	1,281,100
	(Cost $1,524,771)
	Total Purchased Options				30,621,630
	(Cost $29,999,891)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (5.2)%
(437)	SPDR® S&P 500® ETF Trust	(29,864,143)	710.16	09/18/26	(1,528,434)
	(Premiums received $1,209,104)
	Put Options Written — (0.3)%
(437)	SPDR® S&P 500® ETF Trust	(29,864,143)	349.44	09/18/26	(93,352)
	(Premiums received $94,995)
	Total Written Options				(1,621,786)
	(Premiums received $1,304,099)
	Net Other Assets and Liabilities — (0.1)%				(18,740)
	Net Assets — 100.0%				$29,296,999

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$315,895	$315,895	$—	$—
Purchased Options	30,621,630	—	30,621,630	—
Total	$30,937,525	$315,895	$30,621,630	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,621,786)	$—	$(1,621,786)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
317,459	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$317,459
	(Cost $317,459)
	Total Investments — 1.0%	317,459
	(Cost $317,459)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 100.3%
462	SPDR® S&P 500® ETF Trust	$31,572,618	$6.62	10/16/26	31,024,155
	(Cost $30,261,119)
	Put Options Purchased — 4.6%
462	SPDR® S&P 500® ETF Trust	31,572,618	664.37	10/16/26	1,430,906
	(Cost $1,717,511)
	Total Purchased Options				32,455,061
	(Cost $31,978,630)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.6)%
(462)	SPDR® S&P 500® ETF Trust	(31,572,618)	710.90	10/16/26	(1,750,060)
	(Premiums received $1,490,159)
	Put Options Written — (0.2)%
(462)	SPDR® S&P 500® ETF Trust	(31,572,618)	373.85	10/16/26	(49,776)
	(Premiums received $113,647)
	Total Written Options				(1,799,836)
	(Premiums received $1,603,806)
	Net Other Assets and Liabilities — (0.1)%				(19,420)
	Net Assets — 100.0%				$30,953,264

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$317,459	$317,459	$—	$—
Purchased Options	32,455,061	—	32,455,061	—
Total	$32,772,520	$317,459	$32,455,061	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,799,836)	$—	$(1,799,836)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
154,286	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$154,286
	(Cost $154,286)
	Total Investments — 0.7%	154,286
	(Cost $154,286)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 101.2%
321	SPDR® S&P 500® ETF Trust	$21,936,819	$6.57	11/20/26	21,566,552
	(Cost $20,832,481)
	Put Options Purchased — 4.8%
321	SPDR® S&P 500® ETF Trust	21,936,819	659.01	11/20/26	1,007,452
	(Cost $1,279,626)
	Total Purchased Options				22,574,004
	(Cost $22,112,107)
WRITTEN OPTIONS — (6.9)%
	Call Options Written — (6.9)%
(321)	SPDR® S&P 500® ETF Trust	(21,936,819)	705.16	11/20/26	(1,458,210)
	(Premiums received $1,144,389)
	Put Options Written — (0.0)%
(321)	SPDR® S&P 500® ETF Trust	(21,936,819)	277.12	11/20/26	(7,630)
	(Premiums received $37,068)
	Total Written Options				(1,465,840)
	(Premiums received $1,181,457)
	Net Other Assets and Liabilities — 0.2%				46,603
	Net Assets — 100.0%				$21,309,053

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$154,286	$154,286	$—	$—
Purchased Options	22,574,004	—	22,574,004	—
Total	$22,728,290	$154,286	$22,574,004	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,465,840)	$—	$(1,465,840)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - December (DECM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
110,338	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$110,338
	(Cost $110,338)
	Total Investments — 0.3%	110,338
	(Cost $110,338)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.7%
	Call Options Purchased — 107.6%
533	SPDR® S&P 500® ETF Trust	$36,424,687	$5.89	12/19/25	36,004,518
	(Cost $31,180,724)
	Put Options Purchased — 0.1%
533	SPDR® S&P 500® ETF Trust	36,424,687	591.13	12/19/25	20,435
	(Cost $1,532,147)
	Total Purchased Options				36,024,953
	(Cost $32,712,871)
WRITTEN OPTIONS — (7.9)%
	Call Options Written — (7.9)%
(533)	SPDR® S&P 500® ETF Trust	(36,424,687)	634.48	12/19/25	(2,648,722)
	(Premiums received $1,113,769)
	Net Other Assets and Liabilities — (0.1)%				(24,103)
	Net Assets — 100.0%				$33,462,466

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$110,338	$110,338	$—	$—
Purchased Options	36,024,953	—	36,024,953	—
Total	$36,135,291	$110,338	$36,024,953	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,648,722)	$—	$(2,648,722)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
315,248	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$315,248
	(Cost $315,248)
	Total Investments — 1.0%	315,248
	(Cost $315,248)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.4%
	Call Options Purchased — 99.8%
477	SPDR® S&P 500® ETF Trust	$32,597,703	$6.64	12/19/25	32,185,995
	(Cost $31,257,092)
	Put Options Purchased — 0.6%
477	SPDR® S&P 500® ETF Trust	32,597,703	663.70	12/19/25	180,387
	(Cost $765,076)
	Total Purchased Options				32,366,382
	(Cost $32,022,168)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (1.3)%
(477)	SPDR® S&P 500® ETF Trust	(32,597,703)	683.61	12/19/25	(412,872)
	(Premiums received $448,177)
	Put Options Written — (0.0)%
(477)	SPDR® S&P 500® ETF Trust	(32,597,703)	577.29	12/19/25	(14,563)
	(Premiums received $161,810)
	Total Written Options				(427,435)
	(Premiums received $609,987)
	Net Other Assets and Liabilities — (0.1)%				(20,639)
	Net Assets — 100.0%				$32,233,556

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$315,248	$315,248	$—	$—
Purchased Options	32,366,382	—	32,366,382	—
Total	$32,681,630	$315,248	$32,366,382	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(427,435)	$—	$(427,435)	$—
See Notes to Financial Statements

FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
42,181	FT Vest U.S. Equity Max Buffer ETF - January (b)	$1,382,115
45,775	FT Vest U.S. Equity Max Buffer ETF - February (b)	1,381,032
41,965	FT Vest U.S. Equity Max Buffer ETF - March (b)	1,378,340
44,578	FT Vest U.S. Equity Max Buffer ETF - April (b)	1,376,346
43,022	FT Vest U.S. Equity Max Buffer ETF - May (b)	1,378,210
40,445	FT Vest U.S. Equity Max Buffer ETF - June (b)	1,377,532
41,212	FT Vest U.S. Equity Max Buffer ETF - July (b)	1,377,528
40,688	FT Vest U.S. Equity Max Buffer ETF - August (b)	1,377,899
43,516	FT Vest U.S. Equity Max Buffer ETF - September (b)	1,377,499
42,498	FT Vest U.S. Equity Max Buffer ETF - October (b)	1,381,474
42,541	FT Vest U.S. Equity Max Buffer ETF - November (b)	1,392,154
42,414	FT Vest U.S. Equity Max Buffer ETF - December (b)	1,383,333
	Total Exchange-Traded Funds	16,563,462
	(Cost $16,360,471)
MONEY MARKET FUNDS — 0.0%
5,407	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (c)	5,407
	(Cost $5,407)

	Total Investments — 100.0%	16,568,869
	(Cost $16,365,878)
	Net Other Assets and Liabilities — (0.0)%	(1,310)
	Net Assets — 100.0%	$16,567,559

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$16,563,462	$16,563,462	$—	$—
Money Market Funds	5,407	5,407	—	—
Total Investments	$16,568,869	$16,568,869	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)	FT Vest U.S. Equity Max Buffer ETF - February (FEBM)	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Max Buffer ETF - April (APXM)
ASSETS:
Investments, at value - Unaffiliated	$123,008	$251,801	$687,232	$40,741
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	123,008	251,801	687,232	40,741
Options contracts purchased, at value	33,475,011	56,304,745	147,114,995	8,550,242
Cash	—	—	—	—
Due from broker	281	211	199	202
Receivables:
Dividends	403	830	2,229	128
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	33,598,703	56,557,587	147,804,655	8,591,313

LIABILITIES:
Options contracts written, at value	2,419,854	4,430,446	19,525,073	1,638,972
Payables:
Investment advisory fees	21,648	36,665	89,369	4,678
Investment securities purchased	—	—	—	—
Total Liabilities	2,441,502	4,467,111	19,614,442	1,643,650
NET ASSETS	$31,157,201	$52,090,476	$128,190,213	$6,947,663

NET ASSETS consist of:
Paid-in capital	$29,352,688	$49,146,051	$127,129,225	$6,688,259
Par value	9,500	17,250	39,000	2,250
Accumulated distributable earnings (loss)	1,795,013	2,927,175	1,021,988	257,154
NET ASSETS	$31,157,201	$52,090,476	$128,190,213	$6,947,663
NET ASSET VALUE, per share	$32.80	$30.20	$32.87	$30.88
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	950,002	1,725,002	3,900,002	225,002
Investments, at cost - Unaffiliated	$123,008	$251,801	$687,232	$40,741
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$123,008	$251,801	$687,232	$40,741
Premiums paid on options contracts purchased	$30,913,387	$50,851,703	$127,170,705	$7,517,060
Premiums received on options contracts written	$910,621	$1,123,628	$5,445,785	$656,220
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)	FT Vest U.S. Equity Max Buffer ETF - July (JULM)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

$127,709	$509,511	$241,677	$—	$315,895	$317,459
—	—	—	—	—	—
127,709	509,511	241,677	—	315,895	317,459
21,319,213	71,198,175	31,397,202	38,666,731	30,621,630	32,455,061
—	—	—	329,823	—	—
693	2,034	433	176	178	190

414	1,622	779	—	914	957
—	—	—	—	—	—
—	—	—	—	—	—
21,448,029	71,711,342	31,640,091	38,996,730	30,938,617	32,773,667

2,216,445	7,807,354	2,369,453	2,566,919	1,621,786	1,799,836

13,376	44,393	20,358	25,333	19,832	20,567
—	—	—	—	—	—
2,229,821	7,851,747	2,389,811	2,592,252	1,641,618	1,820,403
$19,218,208	$63,859,595	$29,250,280	$36,404,478	$29,296,999	$30,953,264

$18,530,294	$55,938,698	$27,247,583	$34,350,013	$27,548,773	$28,962,421
6,000	18,750	8,750	10,750	9,250	9,500
681,914	7,902,147	1,993,947	2,043,715	1,738,976	1,981,343
$19,218,208	$63,859,595	$29,250,280	$36,404,478	$29,296,999	$30,953,264
$32.03	$34.06	$33.43	$33.86	$31.67	$32.58
600,002	1,875,002	875,002	1,075,002	925,002	950,002
$127,709	$509,511	$241,677	$—	$315,895	$317,459
$—	$—	$—	$—	$—	$—
$127,709	$509,511	$241,677	$—	$315,895	$317,459
$19,508,133	$64,510,042	$29,668,354	$37,060,749	$29,999,891	$31,978,630
$839,096	$3,105,955	$1,319,148	$1,572,853	$1,304,099	$1,603,806
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)	FT Vest U.S. Equity Max Buffer ETF - December (DECM)	FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)	FT Vest Laddered Max Buffer ETF (BUFH)
ASSETS:
Investments, at value - Unaffiliated	$154,286	$110,338	$315,248	$5,407
Investments, at value - Affiliated	—	—	—	16,563,462
Total investments, at value	154,286	110,338	315,248	16,568,869
Options contracts purchased, at value	22,574,004	36,024,953	32,366,382	—
Cash	—	—	—	—
Due from broker	321	200	303	—
Receivables:
Dividends	503	385	951	17
Investment securities sold	104,856	—	—	—
Capital shares sold	1,631,917	—	—	—
Total Assets	24,465,887	36,135,876	32,682,884	16,568,886

LIABILITIES:
Options contracts written, at value	1,465,840	2,648,722	427,435	—
Payables:
Investment advisory fees	15,170	24,688	21,893	1,327
Investment securities purchased	1,675,824	—	—	—
Total Liabilities	3,156,834	2,673,410	449,328	1,327
NET ASSETS	$21,309,053	$33,462,466	$32,233,556	$16,567,559

NET ASSETS consist of:
Paid-in capital	$19,847,374	$31,273,996	$31,533,102	$16,359,815
Par value	6,500	10,250	9,750	8,000
Accumulated distributable earnings (loss)	1,455,179	2,178,220	690,704	199,744
NET ASSETS	$21,309,053	$33,462,466	$32,233,556	$16,567,559
NET ASSET VALUE, per share	$32.78	$32.65	$33.06	$20.71
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002	1,025,002	975,002	800,002
Investments, at cost - Unaffiliated	$154,286	$110,338	$315,248	$5,407
Investments, at cost - Affiliated	$—	$—	$—	$16,360,471
Total investments, at cost	$154,286	$110,338	$315,248	$16,365,878
Premiums paid on options contracts purchased	$22,112,107	$32,712,871	$32,022,168	$—
Premiums received on options contracts written	$1,181,457	$1,113,769	$609,987	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)	FT Vest U.S. Equity Max Buffer ETF - February (FEBM)	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Max Buffer ETF - April (APXM)
INVESTMENT INCOME:
Dividends - Unaffiliated	$4,176	$7,636	$19,594	$950
Total investment income	4,176	7,636	19,594	950

EXPENSES:
Investment advisory fees	143,275	230,415	559,564	25,122
Other expenses	2,309	4,101	10,259	510
Total expenses	145,584	234,516	569,823	25,632
NET INVESTMENT INCOME (LOSS)	(141,408)	(226,880)	(550,229)	(24,682)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	—	—	—	—
Written options contracts	—	—	—	—
In-kind redemptions - Purchased options contracts	861,679	912,761	1,865,980	240,392
In-kind redemptions - Written options contracts	(67,044)	(126,941)	(920,324)	(5,003)
Net realized gain (loss)	794,635	785,820	945,656	235,389
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	2,859,885	5,031,018	15,539,894	637,996
Written options contracts	(1,935,762)	(3,260,204)	(11,382,084)	(679,222)
Net change in unrealized appreciation (depreciation)	924,123	1,770,814	4,157,810	(41,226)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,718,758	2,556,634	5,103,466	194,163
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,577,350	$2,329,754	$4,553,237	$169,481
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)	FT Vest U.S. Equity Max Buffer ETF - July (JULM)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

$3,235	$11,324	$4,322	$(25)	$3,606	$3,192
3,235	11,324	4,322	(25)	3,606	3,192

80,405	275,967	108,494	116,953	103,699	115,642
1,226	4,382	1,335	1,348	1,722	2,166
81,631	280,349	109,829	118,301	105,421	117,808
(78,396)	(269,025)	(105,507)	(118,326)	(101,815)	(114,616)

—	—	—	—	—	—
—	(3,028,029)	(617,338)	(870,167)	(773,603)	(933,506)
—	866,440	(594,533)	(793,139)	(1,107,177)	(686,635)
371,589	4,938,618	2,353,251	2,511,687	3,068,824	3,238,678
(45,010)	878,357	82,005	34,977	(15,278)	(116,719)
326,579	3,655,386	1,223,385	883,358	1,172,766	1,501,818

—	—	—	—	—	—
1,808,904	5,331,960	1,048,735	1,465,276	685,559	784,204
(1,399,590)	(5,800,156)	(1,162,436)	(1,129,458)	(707,109)	(727,923)
409,314	(468,196)	(113,701)	335,818	(21,550)	56,281
735,893	3,187,190	1,109,684	1,219,176	1,151,216	1,558,099
$657,497	$2,918,165	$1,004,177	$1,100,850	$1,049,401	$1,443,483
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended November 30, 2025 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)	FT Vest U.S. Equity Max Buffer ETF - December (DECM)	FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)	FT Vest Laddered Max Buffer ETF (BUFH) (a)
INVESTMENT INCOME:
Dividends - Unaffiliated	$1,966	$4,069	$3,043	$57
Total investment income	1,966	4,069	3,043	57

EXPENSES:
Investment advisory fees	87,546	158,569	52,931	3,298
Other expenses	1,582	2,883	296	—
Total expenses	89,128	161,452	53,227	3,298
NET INVESTMENT INCOME (LOSS)	(87,162)	(157,383)	(50,184)	(3,241)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	(6)
Purchased options contracts	(583,175)	—	(236,465)	—
Written options contracts	(193,496)	—	(280,309)	—
In-kind redemptions - Purchased options contracts	2,209,010	721,789	678,390	—
In-kind redemptions - Written options contracts	(67,685)	(72,964)	86,599	—
Net realized gain (loss)	1,364,654	648,825	248,215	(6)
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	202,991
Purchased options contracts	710,279	3,467,792	252,297	—
Written options contracts	(810,753)	(2,154,707)	183,513	—
Net change in unrealized appreciation (depreciation)	(100,474)	1,313,085	435,810	202,991
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,264,180	1,961,910	684,025	202,985
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,177,018	$1,804,527	$633,841	$199,744

(a)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)		FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (b)
OPERATIONS:
Net investment income (loss)	$(141,408)	$(75,967)	$(226,880)	$(92,884)
Net realized gain (loss)	794,635	163,348	785,820	313,023
Net change in unrealized appreciation (depreciation)	924,123	128,268	1,770,814	375,410
Net increase (decrease) in net assets resulting from operations	1,577,350	215,649	2,329,754	595,549

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,506,946	31,871,286	1,478,893	56,501,110
Cost of shares redeemed	(10,448,255)	(1,565,775)	(5,954,916)	(2,859,914)
Net increase (decrease) in net assets resulting from shareholder transactions	(941,309)	30,305,511	(4,476,023)	53,641,196
Total increase (decrease) in net assets	636,041	30,521,160	(2,146,269)	54,236,745

NET ASSETS:
Beginning of period	30,521,160	—	54,236,745	—
End of period	$31,157,201	$30,521,160	$52,090,476	$54,236,745

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	975,002	—	1,875,002	—
Shares sold	300,000	1,025,002	50,000	1,975,002
Shares redeemed	(325,000)	(50,000)	(200,000)	(100,000)
Shares outstanding, end of period	950,002	975,002	1,725,002	1,875,002

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is May 16, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - March (MARM)		FT Vest U.S. Equity Max Buffer ETF - April (APXM)		FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Six Months Ended 11/30/2025 (Unaudited)	Year Ended 5/31/2025	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (c)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (d)

$(550,229)	$(1,366,043)	$(24,682)	$(4,882)	$(78,396)	$(2,609)
945,656	15,211,468	235,389	—	326,579	—
4,157,810	(618,617)	(41,226)	91,656	409,314	24,417
4,553,237	13,226,808	169,481	86,774	657,497	21,808

2,426,822	163,848,476	1,534,873	6,663,518	7,815,236	14,661,916
(14,549,536)	(240,839,246)	(1,506,983)	—	(3,938,249)	—
(12,122,714)	(76,990,770)	27,890	6,663,518	3,876,987	14,661,916
(7,569,477)	(63,763,962)	197,371	6,750,292	4,534,484	14,683,724

135,759,690	199,523,652	6,750,292	—	14,683,724	—
$128,190,213	$135,759,690	$6,947,663	$6,750,292	$19,218,208	$14,683,724

4,275,002	6,800,002	225,002	—	475,002	—
75,000	5,300,000	50,000	225,002	250,000	475,002
(450,000)	(7,825,000)	(50,000)	—	(125,000)	—
3,900,002	4,275,002	225,002	225,002	600,002	475,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)		FT Vest U.S. Equity Max Buffer ETF - July (JULM)
	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (e)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (f)
OPERATIONS:
Net investment income (loss)	$(269,025)	$(647,952)	$(105,507)	$(132,133)
Net realized gain (loss)	3,655,386	3,173,467	1,223,385	329,112
Net change in unrealized appreciation (depreciation)	(468,196)	2,454,930	(113,701)	792,244
Net increase (decrease) in net assets resulting from operations	2,918,165	4,980,445	1,004,177	989,223

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	69,204,102	104,303,684	31,854,475	21,318,313
Cost of shares redeemed	(67,399,144)	(50,147,657)	(21,208,968)	(4,706,940)
Net increase (decrease) in net assets resulting from shareholder transactions	1,804,958	54,156,027	10,645,507	16,611,373
Total increase (decrease) in net assets	4,723,123	59,136,472	11,649,684	17,600,596

NET ASSETS:
Beginning of period	59,136,472	—	17,600,596	—
End of period	$63,859,595	$59,136,472	$29,250,280	$17,600,596

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,825,002	—	550,002	—
Shares sold	2,100,000	3,400,002	975,000	700,002
Shares redeemed	(2,050,000)	(1,575,000)	(650,000)	(150,000)
Shares outstanding, end of period	1,875,002	1,825,002	875,002	550,002

(e)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)		FT Vest U.S. Equity Max Buffer ETF - September (SEPM)		FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (g)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (h)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (i)

$(118,326)	$(152,358)	$(101,815)	$(151,242)	$(114,616)	$(148,902)
883,358	815,906	1,172,766	513,389	1,501,818	460,874
335,818	276,098	(21,550)	325,602	56,281	224,120
1,100,850	939,646	1,049,401	687,749	1,443,483	536,092

37,494,160	34,446,785	29,019,581	38,483,441	31,492,059	35,738,795
(19,989,878)	(17,587,085)	(23,513,321)	(16,429,852)	(30,585,355)	(7,671,810)
17,504,282	16,859,700	5,506,260	22,053,589	906,704	28,066,985
18,605,132	17,799,346	6,555,661	22,741,338	2,350,187	28,603,077

17,799,346	—	22,741,338	—	28,603,077	—
$36,404,478	$17,799,346	$29,296,999	$22,741,338	$30,953,264	$28,603,077

550,002	—	750,002	—	925,002	—
1,125,000	1,100,002	925,000	1,300,002	975,000	1,175,002
(600,000)	(550,000)	(750,000)	(550,000)	(950,000)	(250,000)
1,075,002	550,002	925,002	750,002	950,002	925,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)		FT Vest U.S. Equity Max Buffer ETF - December (DECM)
	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (j)	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (k)
OPERATIONS:
Net investment income (loss)	$(87,162)	$(91,415)	$(157,383)	$(119,460)
Net realized gain (loss)	1,364,654	89,330	648,825	27,836
Net change in unrealized appreciation (depreciation)	(100,474)	277,988	1,313,085	464,044
Net increase (decrease) in net assets resulting from operations	1,177,018	275,903	1,804,527	372,420

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,919,827	22,932,502	813,142	38,494,567
Cost of shares redeemed	(22,694,434)	(2,301,763)	(7,257,235)	(764,955)
Net increase (decrease) in net assets resulting from shareholder transactions	(774,607)	20,630,739	(6,444,093)	37,729,612
Total increase (decrease) in net assets	402,411	20,906,642	(4,639,566)	38,102,032

NET ASSETS:
Beginning of period	20,906,642	—	38,102,032	—
End of period	$21,309,053	$20,906,642	$33,462,466	$38,102,032

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	675,002	—	1,225,002	—
Shares sold	675,000	750,002	25,000	1,250,002
Shares redeemed	(700,000)	(75,000)	(225,000)	(25,000)
Shares outstanding, end of period	650,002	675,002	1,025,002	1,225,002

(j)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)		FT Vest Laddered Max Buffer ETF (BUFH)
Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (k)	Period Ended 11/30/2025 (l) (Unaudited)

$(50,184)	$(10,122)	$(3,241)
248,215	(24,294)	(6)
435,810	90,956	202,991
633,841	56,540	199,744

38,094,152	6,925,241	16,367,815
(10,409,408)	(3,066,810)	—
27,684,744	3,858,431	16,367,815
28,318,585	3,914,971	16,567,559

3,914,971	—	—
$32,233,556	$3,914,971	$16,567,559

125,002	—	—
1,175,000	225,002	800,002
(325,000)	(100,000)	—
975,002	125,002	800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - January (JANM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.30	$31.07
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.09)
Net realized and unrealized gain (loss)	1.64	0.32
Total from investment operations	1.50	0.23
Net asset value, end of period	$32.80	$31.30
Total return (c)	4.79%	0.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,157	$30,521
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.81)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$28.93	$28.80
Income from investment operations:
Net investment income (loss) (b)	(0.12)	(0.06)
Net realized and unrealized gain (loss)	1.39	0.19
Total from investment operations	1.27	0.13
Net asset value, end of period	$30.20	$28.93
Total return (c)	4.39%	0.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,090	$54,237
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.81)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - March (MARM)

	Six Months Ended 11/30/2025 (Unaudited)	Year Ended 5/31/2025	Period Ended 5/31/2024 (a)

Net asset value, beginning of period	$31.76	$29.34	$29.05
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.25)	(0.04)
Net realized and unrealized gain (loss)	1.25	2.67	0.33
Total from investment operations	1.11	2.42	0.29
Net asset value, end of period	$32.87	$31.76	$29.34
Total return (c)	3.49%	8.25%	1.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$128,190	$135,760	$199,524
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.82)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is March 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - April (APXM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.00	$29.48
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.03)
Net realized and unrealized gain (loss)	1.01	0.55
Total from investment operations	0.88	0.52
Net asset value, end of period	$30.88	$30.00
Total return (c)	2.93%	1.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,948	$6,750
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.81)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.91	$30.90
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	1.25	0.02
Total from investment operations	1.12	0.01
Net asset value, end of period	$32.03	$30.91
Total return (c)	3.62%	0.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,218	$14,684
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.65)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is May 16, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$32.40	$30.49
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.26)
Net realized and unrealized gain (loss)	1.80	2.17
Total from investment operations	1.66	1.91
Net asset value, end of period	$34.06	$32.40
Total return (c)	5.12%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$63,860	$59,136
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.87)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - July (JULM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$32.00	$30.31
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.22)
Net realized and unrealized gain (loss)	1.57	1.91
Total from investment operations	1.43	1.69
Net asset value, end of period	$33.43	$32.00
Total return (c)	4.47%	5.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,250	$17,601
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.84)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$32.36	$31.04
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.21)
Net realized and unrealized gain (loss)	1.64	1.53
Total from investment operations	1.50	1.32
Net asset value, end of period	$33.86	$32.36
Total return (c)	4.64%	4.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,404	$17,799
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.86)% (d)	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)

	Six Months Ended 11/30/2025 (Unaudited)(a)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.32	$29.55
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.17)
Net realized and unrealized gain (loss)	1.48	0.94
Total from investment operations	1.35	0.77
Net asset value, end of period	$31.67	$30.32
Total return (c)	4.45%	2.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,297	$22,741
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.84)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.92	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.16)
Net realized and unrealized gain (loss)	1.80	0.68
Total from investment operations	1.66	0.52
Net asset value, end of period	$32.58	$30.92
Total return (c)	5.37%	1.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,953	$28,603
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.83)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.97	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	1.95	0.65
Total from investment operations	1.81	0.51
Net asset value, end of period	$32.78	$30.97
Total return (c)	5.84%	1.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,309	$20,907
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.83)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - December (DECM)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.10	$30.74
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.11)
Net realized and unrealized gain (loss)	1.69	0.47
Total from investment operations	1.55	0.36
Net asset value, end of period	$32.65	$31.10
Total return (c)	4.98%	1.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,462	$38,102
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)

	Six Months Ended 11/30/2025 (Unaudited)	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.32	$30.74
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	1.87	0.69
Total from investment operations	1.74	0.58
Net asset value, end of period	$33.06	$31.32
Total return (c)	5.56%	1.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,234	$3,915
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered Max Buffer ETF (BUFH)

Period Ended 11/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$20.06
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	0.66
Total from investment operations	0.65
Net asset value, end of period	$20.71
Total return (c)	3.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,568
Ratio of total expenses to average net assets (d)	0.10% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Max Buffer ETF - January – (“JANM”)
FT Vest U.S. Equity Max Buffer ETF - February – (“FEBM”)
FT Vest U.S. Equity Max Buffer ETF - March – (“MARM”)
FT Vest U.S. Equity Max Buffer ETF - April – (“APXM”)
FT Vest U.S. Equity Max Buffer ETF - May – (“MAYM”)
FT Vest U.S. Equity Max Buffer ETF - June – (“JUNM”)
FT Vest U.S. Equity Max Buffer ETF - July – (“JULM”)
FT Vest U.S. Equity Max Buffer ETF - August – (“AUGM”)
FT Vest U.S. Equity Max Buffer ETF - September – (“SEPM”)
FT Vest U.S. Equity Max Buffer ETF - October – (“OCTM”)
FT Vest U.S. Equity Max Buffer ETF - November – (“NOVM”)
FT Vest U.S. Equity Max Buffer ETF - December – (“DECM”)
FT Vest U.S. Equity Quarterly Max Buffer ETF – (“SQMX”)
FT Vest Laddered Max Buffer ETF – (“BUFH”)(1)

(1)	Commenced investment operations on June 24, 2025.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of JANM is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over an approximate period of one year (the “Target Outcome Period”). Over the Target Outcome Period from January 21, 2025 through January 16, 2026, the Fund seeks to buffer against the first 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.24%. When the Fund’s fees and expenses are taken into account, the cap is 6.39% and the buffer is 99.15%.
The investment objective of FEBM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from February 24, 2025 through February 20, 2026, the Fund seeks to buffer against the first 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.12%. When the Fund’s fees and expenses are taken into account, the cap is 6.27% and the buffer is 99.15%.
The investment objective of MARM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from March 24, 2025 through March 20, 2026, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.18%. When the Fund’s fees and expenses are taken into account, the cap is 6.33% and the buffer is 99.15%.
The investment objective of APXM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from April 21,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
2025 through April 17, 2026, the Fund seeks to buffer against the first 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.24%. When the Fund’s fees and expenses are taken into account, the cap is 6.39% and the buffer is 99.15%.
The investment objective of MAYM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from May 19, 2025 through May 15, 2026, the Fund seeks to buffer against the first 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.02%. When the Fund’s fees and expenses are taken into account, the cap is 6.17% and the buffer is 99.15%.
The investment objective of JUNM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from June 23, 2025 to June 18, 2026, the Fund seeks to buffer against the first 66.53% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 65.68%. Prior to June 23, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 9.08% over the Target Outcome Period from June 24, 2024 through June 20, 2025. When the Fund’s fees and expenses were taken into account, the cap was 8.23% and the buffer was 99.15%.
The investment objective of JULM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from July 21, 2025 through July 17, 2026, the Fund seeks to buffer against the first 66.50% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 65.65%. Prior to July 21, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.45% over the Target Outcome Period from July 25, 2024 through July 18, 2025. When the Fund’s fees and expenses were taken into account, the cap was 7.61% and the buffer was 99.16%.
The investment objective of AUGM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from August 18, 2025 through August 21, 2026, the Fund seeks to buffer against the first 60% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.14% and the buffer is 59.13%. Prior to August 18, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.02% over the Target Outcome Period from August 19, 2024 through August 15, 2025. When the Fund’s fees and expenses were taken into account, the cap was 7.17% and the buffer was 99.15%.
The investment objective of SEPM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from September 22, 2025 to September 18, 2026, the Fund seeks to buffer against 47.35% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 46.50%. Prior to September 22, 2025, the Fund sought to buffer against 49.98% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00% over the Target Outcome Period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 6.15% and the buffer was 49.13%.
The investment objective of OCTM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from October 20, 2025 through October 16, 2026, the Fund seeks to buffer against 43.73% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 42.88%. Prior to October 20, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.05% over the Target Outcome Period from October 21, 2024 through October 17, 2025. When the Fund’s fees and expenses were taken into account, the cap was 6.20% and the buffer was 99.15%.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The investment objective of NOVM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from November 24, 2025 through November 20, 2026, the Fund seeks to buffer against 57.95% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 57.10%. Prior to November 24, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.50% over the Target Outcome Period from November 18, 2024 through November 21, 2025. When the Fund’s fees and expenses were taken into account, the cap was 6.64% and the buffer was 99.13%.
The investment objective of DECM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from December 23, 2024 through December 19, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.33%. When the Fund’s fees and expenses are taken into account, the cap is 6.48% and the buffer is 99.15%.
The investment objective of SQMX is to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses), against Underlying SPDR ETF losses over an approximate period of three months (the “Target Outcome Period”). Over the Target Outcome Period from September 22, 2025 to December 19, 2025, the Fund seeks to buffer against the first 13.02% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 3.00%. When the Fund’s fees and expenses are taken into account, the cap is 2.79% and the buffer is 12.81%. Prior to September 22, 2025, the Fund’s investment objective sought to buffer against the first 12.20% and 13.82% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 3.00% and included a Target Outcome Period of March 24, 2025 through June 20, 2025 and June 23, 2025 through September 19, 2025, respectively.
Under normal market conditions, each Fund, with the exception of BUFH, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying SPDR ETF.
The investment objective of BUFH is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Max Buffer ETFs (the “Underlying Max ETFs”). Under normal market conditions, BUFH will invest substantially all of its assets in Underlying Max ETFs. Unlike the Underlying Max ETFs, BUFH itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Max ETFs and BUFH itself does not provide any stated buffer against losses. In order to understand BUFH’s strategy and risks, it is important to understand the strategies and risks of the Underlying Max ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of November 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFH, purchases and sells call and put FLEX Options based on the performance of the Underlying SPDR ETF. The FLEX Options that each Fund holds that reference the Underlying SPDR ETF will give each Fund the right to receive or deliver shares of the Underlying SPDR ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at November 30, 2025 are FLEX Options.
D. Affiliated Transactions
BUFH invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at November 30, 2025, and for the period then ended are as follows:

Security Name	Shares at 11/30/2025	Value at 6/24/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Max Buffer ETF - January	42,181	$—	$1,365,333	$(2,752)	$19,534	$—	$1,382,115	$—
FT Vest U.S. Equity Max Buffer ETF - February	45,775	—	1,363,805	—	17,227	—	1,381,032	—
FT Vest U.S. Equity Max Buffer ETF - March	41,965	—	1,364,032	—	14,308	—	1,378,340	—
FT Vest U.S. Equity Max Buffer ETF - April	44,578	—	1,363,939	—	12,407	—	1,376,346	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Security Name	Shares at 11/30/2025	Value at 6/24/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Max Buffer ETF - May	43,022	$—	$1,363,782	$—	$14,428	$—	$1,378,210	$—
FT Vest U.S. Equity Max Buffer ETF - June	40,445	—	1,363,717	—	13,815	—	1,377,532	—
FT Vest U.S. Equity Max Buffer ETF - July	41,212	—	1,364,576	(1,458)	14,411	(1)	1,377,528	—
FT Vest U.S. Equity Max Buffer ETF - August	40,688	—	1,365,464	(2,350)	14,787	(2)	1,377,899	—
FT Vest U.S. Equity Max Buffer ETF - September	43,516	—	1,365,564	(2,634)	14,572	(3)	1,377,499	—
FT Vest U.S. Equity Max Buffer ETF - October	42,498	—	1,369,806	(7,006)	18,674	—	1,381,474	—
FT Vest U.S. Equity Max Buffer ETF - November	42,541	—	1,366,719	(2,986)	28,421	—	1,392,154	—
FT Vest U.S. Equity Max Buffer ETF - December	42,414	—	1,365,566	(2,640)	20,407	—	1,383,333	—
		$—	$16,382,303	$(21,826)	$202,991	$(6)	$16,563,462	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFH for which dividends from net investment income are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2025 or 2024.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-25	$—	$(2)	$20,116
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-25	—	—	(8,131)
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-25	(266,652)	(5,051,142)	(20,814)
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-25	—	—	43,802
FT Vest U.S. Equity Max Buffer ETF - May	31-May-25	—	—	24,417
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-24	—	(1)	2,244
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-24	—	—	25,814
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-24	—	—	66,069
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-24	—	—	17,387
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-24	—	(1)	(54,413)
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-24	—	—	46,590
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-24	—	—	(8,267)
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-24	—	—	433

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For JUNM, JULM, AUGM, SEPM, OCTM, NOVM, SQMX, and DECM, the taxable periods ended 2024 remain open to federal and state audit. For JANM, FEBM, APXM, and MAYM, the taxable periods ended 2025 remain open to federal and state audit. For MARM, the taxable period ended 2024 and year ended 2025 remain open to federal and state audit. As of November 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-25	$2
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-25	—
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-25	5,051,142
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-25	—
FT Vest U.S. Equity Max Buffer ETF - May	31-May-25	—
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-24	1
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-24	—
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-24	—
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-24	—
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-24	1
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-24	—
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-24	—
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-24	—
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-25	$266,652	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
As of November 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - January	$30,125,774	$3,957,665	$(2,905,274)	$1,052,391
FT Vest U.S. Equity Max Buffer ETF - February	49,979,876	8,763,107	(6,616,883)	2,146,224
FT Vest U.S. Equity Max Buffer ETF - March	122,412,152	26,161,033	(20,296,031)	5,865,002
FT Vest U.S. Equity Max Buffer ETF - April	6,901,581	1,377,957	(1,327,527)	50,430
FT Vest U.S. Equity Max Buffer ETF - May	18,796,746	2,571,078	(2,137,347)	433,731
FT Vest U.S. Equity Max Buffer ETF - June	61,913,598	8,989,710	(7,002,976)	1,986,734
FT Vest U.S. Equity Max Buffer ETF - July	28,590,883	2,482,044	(1,803,501)	678,543
FT Vest U.S. Equity Max Buffer ETF - August	35,487,896	2,232,424	(1,620,508)	611,916
FT Vest U.S. Equity Max Buffer ETF - September	29,011,687	867,053	(563,001)	304,052
FT Vest U.S. Equity Max Buffer ETF - October	30,692,283	826,907	(546,506)	280,401
FT Vest U.S. Equity Max Buffer ETF - November	21,084,936	763,509	(585,995)	177,514
FT Vest U.S. Equity Max Buffer ETF - December	31,709,440	4,823,794	(3,046,665)	1,777,129
FT Vest U.S. Equity Quarterly Max Buffer ETF	31,727,429	1,111,455	(584,689)	526,766
FT Vest Laddered Max Buffer ETF	16,365,878	202,991	—	202,991
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, except BUFH, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
For BUFH, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended November 30, 2025, the Funds, except BUFH, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFH, holds options for a target outcome period based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended November 30, 2025, the cost of purchases and proceeds from sales of investments for BUFH, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Max Buffer ETF	$21,825	$21,826

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
For the period ended November 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Max Buffer ETF - January	$2,353,799	$10,389,098
FT Vest U.S. Equity Max Buffer ETF - February	—	5,919,578
FT Vest U.S. Equity Max Buffer ETF - March	805,614	14,550,969
FT Vest U.S. Equity Max Buffer ETF - April	—	1,493,281
FT Vest U.S. Equity Max Buffer ETF - May	2,313,051	3,904,784
FT Vest U.S. Equity Max Buffer ETF - June	1,660,480	67,283,814
FT Vest U.S. Equity Max Buffer ETF - July	—	21,138,849
FT Vest U.S. Equity Max Buffer ETF - August	14,116,613	19,950,694
FT Vest U.S. Equity Max Buffer ETF - September	24,280,591	23,463,054
FT Vest U.S. Equity Max Buffer ETF - October	4,737,471	30,513,943
FT Vest U.S. Equity Max Buffer ETF - November	1,570,968	22,644,058
FT Vest U.S. Equity Max Buffer ETF - December	—	7,229,631
FT Vest U.S. Equity Quarterly Max Buffer ETF	778,079	10,296,503
FT Vest Laddered Max Buffer ETF	16,360,478	—
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at November 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
JANM
Options contracts	Equity Risk	Options contracts purchased, at value	$33,475,011	Options contracts written, at value	$2,419,854
FEBM
Options contracts	Equity Risk	Options contracts purchased, at value	56,304,745	Options contracts written, at value	4,430,446
MARM
Options contracts	Equity Risk	Options contracts purchased, at value	147,114,995	Options contracts written, at value	19,525,073
APXM
Options contracts	Equity Risk	Options contracts purchased, at value	8,550,242	Options contracts written, at value	1,638,972
MAYM
Options contracts	Equity Risk	Options contracts purchased, at value	21,319,213	Options contracts written, at value	2,216,445
JUNM
Options contracts	Equity Risk	Options contracts purchased, at value	71,198,175	Options contracts written, at value	7,807,354
JULM
Options contracts	Equity Risk	Options contracts purchased, at value	31,397,202	Options contracts written, at value	2,369,453
AUGM
Options contracts	Equity Risk	Options contracts purchased, at value	38,666,731	Options contracts written, at value	2,566,919

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
SEPM
Options contracts	Equity Risk	Options contracts purchased, at value	$30,621,630	Options contracts written, at value	$1,621,786
OCTM
Options contracts	Equity Risk	Options contracts purchased, at value	32,455,061	Options contracts written, at value	1,799,836
NOVM
Options contracts	Equity Risk	Options contracts purchased, at value	22,574,004	Options contracts written, at value	1,465,840
DECM
Options contracts	Equity Risk	Options contracts purchased, at value	36,024,953	Options contracts written, at value	2,648,722
SQMX
Options contracts	Equity Risk	Options contracts purchased, at value	32,366,382	Options contracts written, at value	427,435
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended November 30, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	JANM	FEBM	MARM	APXM	MAYM
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$861,679	$912,761	$1,865,980	$240,392	$371,589
Written options contracts	(67,044)	(126,941)	(920,324)	(5,003)	(45,010)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	2,859,885	5,031,018	15,539,894	637,996	1,808,904
Written options contracts	(1,935,762)	(3,260,204)	(11,382,084)	(679,222)	(1,399,590)

Statements of Operations Location	JUNM	JULM	AUGM	SEPM	OCTM
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,910,589	$1,735,913	$1,641,520	$2,295,221	$2,305,172
Written options contracts	1,744,797	(512,528)	(758,162)	(1,122,455)	(803,354)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	5,331,960	1,048,735	1,465,276	685,559	784,204
Written options contracts	(5,800,156)	(1,162,436)	(1,129,458)	(707,109)	(727,923)

Statements of Operations Location	NOVM	DECM	SQMX
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,625,835	$721,789	$441,925
Written options contracts	(261,181)	(72,964)	(193,710)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	710,279	3,467,792	252,297
Written options contracts	(810,753)	(2,154,707)	183,513

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended November 30, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
JANM	$9,743,160	$10,046,025	$302,045	$451,485
FEBM	1,552,940	5,384,683	84,062	250,914
MARM	2,775,618	14,350,612	290,654	745,298
APXM	1,857,635	1,454,156	332,366	196,265
MAYM	8,221,267	3,850,203	479,710	271,950
JUNM	131,437,663	125,198,096	4,455,198	3,068,998
JULM	52,090,286	39,792,054	2,665,572	1,963,022
AUGM	58,527,153	39,506,833	3,093,652	2,103,490
SEPM	52,149,796	45,415,461	3,047,465	2,699,536
OCTM	56,668,556	53,925,823	2,936,572	2,346,799
NOVM	43,146,128	42,487,004	1,969,824	1,743,792
DECM	879,250	6,949,221	68,545	368,417
SQMX	47,930,898	19,793,421	1,375,891	863,293
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 30, 2027 for all the Funds, with the exception of BUFH, which will not pay fees any time before June 16, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of December 22, 2025, the investment objective of DECM changed to seek to buffer against the first 50.60% of Underlying SPDR ETF losses and an upside cap of 7.00% and include a Target Outcome Period of December 22, 2025 through December 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 49.75%.
As of December 22, 2025, the investment objective of SQMX changed to seek to buffer against the first 10.58% of Underlying SPDR ETF losses and an upside cap of 3.00% and include a Target Outcome Period of December 22, 2025 to March 20, 2026. When the Fund’s fees and expenses are taken into account, the cap is 2.79% and the buffer is 10.37%.
As of January 20, 2026, the investment objective of JANM changed to seek to buffer against the first 45.75% of Underlying SPDR ETF losses and an upside cap of 7.00% and include a Target Outcome Period of January 20, 2026 through January 15, 2027. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 44.90%.

Other Information
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended November 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement,

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Equal Weight Buffer ETF – June (RSJN)
FT Vest U.S. Equity Max Buffer ETF – March (MARM)
FT Vest U.S. Equity Max Buffer ETF – June (JUNM)
The Board approved the continuation of the Agreements for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the applicable Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. Because RSJN and JUNM commenced operations on June 21, 2024, and MARM commenced operations on March 26, 2024 and therefore have limited performance histories, comparative performance information for the Funds were not reviewed.
On the basis of all the information provided on the unitary fee of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the period from inception through December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has an ownership interest in the Sub-Advisor and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who,

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for each Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Funds will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Funds. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest Laddered Max Buffer ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on June 9, 2025. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Fund would invest substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.10% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee, less one-half of the Fund’s expenses that the Advisor and Sub-Advisor are responsible for, and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund will invest in underlying ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding the estimated acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted that the total (net) expense ratio (including the estimated acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be most comparable to three other ETFs in the First Trust Fund Complex that invest in underlying ETFs in the First Trust Fund Complex, each of which also has a unitary fee rate schedule starting at an annual rate of 0.10% of its average daily net assets, is managed by the Advisor and the Sub-Advisor and invests substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2025 (Unaudited)
would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statement that it does not foresee any indirect benefits from its relationship with the Fund. In addition, the Board considered that the Advisor and the Sub-Advisor, as the investment advisor and the investment sub-advisor, respectively, to the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund’s investment causes their assets to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	February 9, 2026

* Print the name and title of each signing officer under his or her signature.